As filed with the Securities and
 Exchange Commission on October 6, 1997

                                    File No. 33-44909
                                    File No. 811-6520

          SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                     F O R M  N-1A
            Registration Statement Under the
                Securities Act of 1933
            Post-Effective Amendment No. 12
                        and
            Registration Statement Under the
             Investment Company Act of 1940
                  Amendment No. 14
                 _____________________

                  SMITH BREEDEN TRUST
  (Exact Name of Registrant as Specified in Charter)

              100 Europa Drive, Suite 200
           Chapel Hill, North Carolina 27514
        (Address of Principal Executive Office)

                     (919) 967-7221
 (Registrant's Telephone Number, Including Area Code)

                    MICHAEL J. GIARLA
              100 Europa Drive, Suite 200
            Chapel Hill, North Carolina 27514
         (Name and Address of Agent for Service)
                     _______________

          Please Send Copy of Communications to:

                   MARIANTHE S. MEWKILL
              Smith Breeden Associates, Inc.
               100 Europa Drive, Suite 200
                  Chapel Hill, NC 27514
                     (919)-967-7221


   This filing shall become effective on
December 22, 1997 pursuant paragraph (a)(2) of Rule 485 under the Securities Act of 1933.

The Registrant has previously registered an indefinite number of shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Rule 24f-2 notice for the Registrant's most recent fiscal year was filed on May 29, 1997.

                     SMITH BREEDEN TRUST
             SMITH BREEDEN EQUITY MARKET PLUS FUND
               (THE "EQUITY MARKET PLUS FUND")
                             AND
            SMITH BREEDEN FINANCIAL SERVICES FUND
              (THE "FINANCIAL SERVICES FUND")
                    CROSS REFERENCE SHEET
                          FORM N-1A

         Part A:  Information Required in Prospectus

N-1A
Item No.      Item            Location in the
                              Registration
			                           Statement by
			                           Prospectus Heading


1.            Cover Page      Cover Page


2.            Synopsis        "Expense Table"


3.            Condensed       "Financial
	            Financial        Highlights"
	            Information

4.           General         "Smith Breeden Mutual
             Description of   Funds";    "Equity Market
	            Registrant       Plus Fund"; "Smith
			                           Breeden Financial
			                           Services Fund"

5.            Management      "Management of the Funds"
	             of the Fund

5a.           Management's     Contained in the Funds'
	             Discussion       Annual Report to
              of Fund's        Shareholders
	             Performance


6.            Capital Stock    "Dividends and
              and Other         Distributions"; "Taxes";
	             Securities        "Capital Structure"


7.            Purchase of      "How to Purchase
	             Securities	       Shares"; "Pricing of
	             Being Offered     Fund Shares"



8.            Redemption or    "How to Redeem Shares":
	             Repurchase        "How to Exchange Shares"


9.            Pending Legal    Not Applicable
	             Proceedings

                     DECEMBER 22, 1997
             SMITH BREEDEN MUTUAL FUNDS PROSPECTUS
   The Smith Breeden Mutual Funds consist of four no-load, diversified Series (the "Funds") of two registered investment companies-Smith Breeden Trust and Smith Breeden Series Fund. The investment advisor for the Funds is Smith Breeden Associates, Inc. (the "Adviser").

   Smith Breeden Equity Market Plus Fund (the "Equity Market Plus Fund", a series of the Smith Breeden Trust) seeks to provide a total return exceeding the Standard & Poor's 500 Composite Stock Price Index without additional equity market risk. The Equity Market Plus Fund does not generally invest in the common stocks that make up the S&P 500 Index or any other index. The Equity Market Plus Fund utilizes index futures contracts and equity swap contracts to track the return of the S&P 500 Index, and invests substantially all of its assets in fixed-income securities and related hedging instruments. Whether the Fund's total return equals or exceeds the performance of the S&P 500 Index depends on whether the total return on the Equity Market Plus Fund's fixed-income investments equals or exceeds the Fund's total operating expenses, as well as other factors.

   Smith Breeden Financial Services Fund (the "Financial Services Fund", a series of the Smith Breeden Trust) seeks capital appreciation. To pursue this goal, the fund invests in U.S. and foreign financial services companies. These include banks, thrift, finance and leasing companies, brokerage, investment banking and advisory firms, real estate related firms and insurance companies.

   Smith Breeden Short Duration U.S. Government Fund (the "Short Fund", a series of the Smith Breeden Series Fund) seeks a high level of current income consistent with low volatility of net asset value. The Short Fund seeks to match the duration, or interest-rate risk, of a portfolio that invests exclusively in six month U.S. Treasury securities on a constant maturity basis. The dollar weighted average maturity of the Fund's securities may at times significantly exceed six months.

   Smith Breeden Intermediate Duration U.S. Government Fund (the "Intermediate Fund", a series of the Smith Breeden Series Fund) seeks a total return in excess of the total return of the major market indices for mortgage-backed securities. The major market indices for mortgage-backed securities currently include, but are not limited to, the Salomon Brothers Mortgage Index and the Lehman Brothers Mortgage Index. These indices include all outstanding government sponsored fixed-rate mortgage-backed securities, weighted in proportion to their current market capitalization. The duration, or interest-rate risk, of these indices is similar to that of intermediate-term U.S. Treasury Notes, and typically will range between three and five years. The Intermediate Fund consistently seeks to achieve a volatility of net asset value similar to that of a portfolio that invests exclusively in mortgage-backed securities, as weighted in the major mortgage market indices.

   An investment in any of the Funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that any of the Funds will meet their investment objectives. This Prospectus sets forth concisely the information about the Funds that you should know before investing. Please read this Prospectus carefully and keep it for future reference. Statements of Additional Information dated December 22, 1997, have been filed with the Securities and Exchange Commission with respect to each Trust and are legally part of this prospectus. The Statements of Additional Information can be obtained without charge by writing to the Funds at 100 Europa Drive, Chapel Hill, North Carolina 27514 or by calling 1-800-221-3138. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                       TABLE OF CONTENTS

Expense Table                                                   3
Financial Highlights--Equity Market Plus Fund                   4
Financial Highlights--Short Fund                                5
Financial Highlights--Intermediate Fund                         6
Smith Breeden Mutual Funds                                      7
Investment Objectives, Policies and Risk Considerations         7
Other Investment Practices and Risk Considerations             16
Management of the Funds                                        22
Pricing of Fund Shares                                         28
How to Purchase Shares                                         28
How to Exchange Shares                                         31
How to Redeem Shares                                           32
Dividends and Distributions                                    35
Shareholder Reports and Information                            36
Retirement Plans                                               37
Service and Distribution Plans                                 37
Taxes                                                          38
Capital Structure                                              38
Transfer, Dividend Disbursing Agent, Custodian and
   Independent Accountants                                     39
Fund Performance                                               39


No person has been authorized to give any information or to make any representations not contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds. The Prospectus does not constitute an offering by the Funds in any jurisdiction in which such offering may not be lawfully made.


                         EXPENSE TABLE

   The following table is designed to assist you in understanding the expenses you will bear as a shareholder of the Funds. Shareholder Transaction Expenses are charges that you pay when buying or selling shares of a Fund. Annual Fund Operating Expenses are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. The annual fund operating expenses shown below reflect expense limitations agreed to by the Adviser, and are based on each Fund's expenses for the past fiscal year, if applicable, or on good faith estimates provided by the Advisor.

                                   Equity
                                   Market    Financial
                                   Plus      Services    Short			Intermediate
                                   Fund        Fund      Fund							Fund
Shareholder Transaction Expenses

Maximum   Sales   Load  Imposed
on  Purchases                       None        None     None		      None

Maximum Sales Load Imposed on
Reinvested  Dividends               None        None     None								None

Deferred  Sales Load Imposed on
Redemptions                         None         None    None								None

Redemption   Fees1                  None         None				None        None

Exchange   Fees                     None         None				None        None

Annual Fund Operating Expenses
(as a percentage of average net assets)
Management Fees2                   0.70%         1.50%				0.70%						0.70%

Other  Expenses
(net of reimbursement)3            0.18%         0.00%				0.08%      0.18%

Total Fund Operating Expenses
(net   of  reimbursement)3         0.88%         1.50%				0.78%      0.88%

     _____________________________
1 A transaction charge of $9 may be imposed on redemptions by wire transfer.

2 Pursuant to a distribution and services plan in respect of each Fund, the Adviser may pay annual distribution and servicing fees of up to 0.25% of each of the Fund's net assets out of its management fee. See "Service and Distribution Plans."

3 The Other Expenses and Total Fund Operating Expenses in the table reflect undertakings by the Adviser to bear expenses of each of the Funds and/or waive its fees to the extent necessary to limit Total Fund Operating Expenses to 0.78% for the Short Fund and 0.88% for each of the Equity Market Plus Fund and Intermediate Fund and to 1.50% for the Financial Services Fund through August 1, 1998. Absent the expense limitation, Other expenses and Total Fund Operating Expenses for the past fiscal year would have been 0.23% and 0.93% for the Short Fund, 0.46% and 1.16% for the Intermediate Fund, and 1.90% and 2.60% for the Equity Market Plus Fund, and are estimated to be about 4.30% and 5.00% for the Financial Services Fund.

   The following examples illustrate the expenses that apply to a $1000 investment in each Fund over various time periods assuming: (1) a 5% annual rate of return, and (2) redemption or no redemption at the end of each time period. Except as noted in the table above, the Funds charge no redemption fees.

     Short Duration Fund

     1 Year     3 Years   5 Years   10 Years

     $ 8         $ 26      $ 45      $ 99


     Intermediate Duration Fund and Equity Market Plus Fund

     1 Year      3 Years   5 Years   10 Years

     $ 9         $ 29      $ 50      $ 111


     Financial Services Fund

     1 Year      3 Years   5 Years   10 Years

     $ 16         $ 49      $ 84      $ 184


These examples are based on the annual operating expenses shown above and should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown. The annual rate of return may be more or less than 5%.

The Funds may be recommended to investors by registered investment advisors. Such advisors customarily impose fees that would be in addition to any fees and expenses presented in the above table. Certain broker-dealers may also charge a fee for purchase or redemption of shares through their network. Neither the Funds, nor the Adviser, exercise any control over such advisory or broker-dealer fees and may not be informed of the level of such fees.

                               EQUITY MARKET PLUS FUND
                                 FINANCIAL HIGHLIGHTS
                    FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
The following selected per share data and ratios cover the fiscal periods from June 30, 1992, the date the Fund commenced operations, through March 31, 1997, and are a part of the Fund's financial statements, which have been audited by Deloitte & Touche LLP, independent auditors. This data should be read in conjunction with the Fund's most recent annual audited financial statements and the report of Deloitte & Touche LLP thereon which appear in the Statement of Additional Information for the Smith Breeden Trust.

	                        Six Months     Year Ended    Year Ended    Year Ended     Year Ended   Period Ended
                                  Ended        March 31,    March 31,      March 31,      March 31,    March 31,
                                September        1997          1996          1995           1994          1993
	                      	30, 1997


Net Asset Value, Beginning of                   $12.27        $10.84        $9.88          $10.85        $10.00
Period
Income From Investment
Operations
Net investment                                    0.592         0.615        0.568           0.476         0.355
income..................
Net realized and unrealized
gain (loss) on                                    1.813         2.768        1.081          (0.216)        1.281

Investments.................
Total from investment                             2.405         3.383        1.649           0.260         1.636
operations.................
Less Distributions
Dividends from net investment                    (0.590)       (0.583)      (0.568)         (0.472)       (0.311)
income..............
Dividends in excess of net                          --            --        (0.001)            --            --
investment income.......
Distributions from net
realized gains on                                (1.525)       (1.370)      (0.047)         (0.701)       (0.420)
 investments.................
Distributions in excess of
net realized gains on                               --            --        (0.073)         (0.057)       (0.055)
 investments.................
Total                                            (2.115)       (1.953)      (0.689)         (1.230)       (0.786)
distributions................
 .
Net Asset Value, End of                         $12.56        $12.27       $10.84           $9.88        $10.85
Period.................
Total                                            21.41%        32.30%       17.18%           2.19%        22.59%*
Return.......................
 .........
Ratios/Supplemental Data
Net assets, end of                            $13,507,377   $4,766,534    $2,107,346     $1,760,519     $903,846
period.................
Ratio of expenses to average
net assets
  Before expense                                  2.60%         4.58%        7.75%           7.08%        28.48%*
limitation.................
  After expense                                   0.88%         0.90%        0.90%           0.90%         0.57%*
limitation.................
Ratio of net income to
average net assets
  Before expense                                  3.58%         1.85%        0.59%           1.84%       (22.63%)*
limitation.................
  After expense                              	  5.30%         5.53%        7.44%           8.02%         5.28%*
limitation.................
Portfolio turnover                                182%          107%         120%            119%           271%
rate.................

<F1>
* Annualized

Additional performance information is presented in the Fund's Annual Report, which is available without charge upon request.
                                 SHORT DURATION FUND
                                 FINANCIAL HIGHLIGHTS
                    FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

The following selected per share data and ratios cover the fiscal periods from March 31, 1992, the date the Fund commenced operations, through March 31, 1997 and are a part of the Short Fund's financial statements which have been audited by Deloitte & Touche LLP, independent auditors. This data should be read in conjunction with the Short Fund's most recent annual audited financial statements and the report of Deloitte & Touche LLP thereon which appear in the Statement of Additional Information for the Smith Breeden Series Fund.

                               Six Months     Year Ended    Year Ended    Year Ended     Year Ended   Period Ended
                                  Ended        March 31,    March 31,      March 31,      March 31,    March 31,
                                September        1997          1996          1995           1994          1993
                                30, 1997


Net Asset Value, Beginning of                   $9.74         $9.90         $9.90          $10.00        $10.00
Period
Income From Investment
Operations
Net investment                               	 0.476         0.621         0.628           0.432         0.552
income..................
Net gain (loss) on securities
 (both realized and                              0.146        (0.148)          --           (0.070)        0.002
unrealized).................
Total from investment                            0.622         0.473         0.628           0.362         0.554
operations.................
Less Distributions
Dividends from net investment                   (0.476)       (0.621)       (0.628)         (0.462)       (0.554)
income..............
Dividends in excess of net                      (0.056)       (0.012)          --              --            --
investment income.......
Total                                           (0.532)       (0.633)       (0.628)         (0.462)       (0.554)
distributions................
 .
Net Asset Value, End of                         $9.83         $9.74         $9.90           $9.90        $10.00
Period.................
Total                                            6.57%         4.95%         6.58%           3.67%         5.67%
Return.......................
 .........
Ratios/Supplemental Data
Net assets, end of                           $118,988,609  $221,825,136  $218,431,665   $218,167,491  $48,531,206
period.................
Ratio of expenses to average
net assets
  Before expense                                 0.93%         0.93%         0.92%           1.00%         2.58%
limitation.................
  After expense                                  0.78%         0.78%         0.78%           0.78%         0.78%
limitation.................
Ratio of net income to
average net assets
  Before expense                                 4.90%         6.13%         6.18%           3.95%         2.73%
limitation.................
  After expense                                  5.04%         6.29%         6.33%           4.17%         4.53%
limitation.................
Portfolio turnover                               556%          225%           47%            112%           3%
rate.................

Additional performance information is presented in the Short Fund's Annual Report, which is available without charge upon request.

                           INTERMEDIATE DURATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

The following selected per share data and ratios cover the fiscal periods from March 31, 1992, the date the Fund commenced operations, through March 31, 1997 and are a part of the Intermediate Fund's financial statements which have been audited by Deloitte & Touche LLP, independent auditors. This data should be read in conjunction with the Intermediate Fund's most recent annual audited financial statements and the report of Deloitte & Touche LLP thereon which appear in the Statement of Additional Information for the Smith Breeden Series Trust.

                               Six Months     Year Ended    Year Ended    Year Ended     Year Ended   Period Ended
                                  Ended        March 31,    March 31,      March 31,      March 31,    March 31,
                                September        1997          1996          1995           1994          1993
                                30, 1997


Net Asset Value, Beginning of                  $10.01         $9.83         $10.01         $10.62        $10.00
Period
Income From Investment
Operations
Net investment                                   0.599         0.660          0.664          1.05          0.826
income..................
Net gain (loss) on securities
 (both realized and                             (0.024)        2.77          (0.049)        (0.601)        0.621
unrealized).................
Total from investment                            0.575         0.937          0.615          0.449         1.447
operations.................
Less Distributions
Dividends from net investment                   (0.604)       (0.656)        (0.664)        (1.044)       (0.826)
income..............
Dividends in excess of net                         --            --          (0.108)           --            --
investment income.......
Distributions from net
realized gains on                               (0.251)       (0.101)           --          (0.015)          --
 Investments.................
Distributions in excess of
net realized gains on                              --            --          (0.022)           --            --
 Investments.................
Total                                           (0.855)       (0.757)        (0.794)        (1.059)       (0.826)
distributions................
 .
Net Asset Value, End of                         $9.73        $10.01          $9.83         $10.01        $10.62
Period.................
Total                                            5.92%         9.69%          6.10%          4.11%        14.93%
Return.......................
 .........
Ratios/Supplemental Data
Net assets, end of                           $37,735,525   $36,446,940    $34,797,496    $6,779,666    $2,923,913
period.................
Ratio of expenses to average
net assets
  Before expense                                 1.16%         1.14%          2.33%          2.34%        17.52%
limitation.................
  After expense                                  0.88%         0.90%          0.90%          0.90%        0.82%
limitation.................
Ratio of net income to
average net assets
  Before expense                                 5.92%         6.26%          4.77%          6.30%       (8.52%)
limitation.................
  After expense                                  6.19%         6.49%          6.20%          7.74%        8.18%
limitation.................
Portfolio turnover                               409%          193%           557%            84%          42%
rate.................

Additional performance information is presented in the Intermediate Fund's Annual Report, which is available without charge upon request.
                   SMITH BREEDEN MUTUAL FUNDS

   The Short and Intermediate Funds are funds of the Smith Breeden Series Fund (the "Series Fund"), an open-end diversified management investment company. The Equity Market Plus and Financial Services Funds are series of the Smith Breeden Trust (the "Trust"), an open-end diversified management investment company.

   Smith Breeden Associates, Inc. ("Smith Breeden" or the "Adviser") acts as investment adviser to the Funds. Smith Breeden is a money management and consulting firm founded in 1982 whose clients include pension funds, financial institutions, corporations, government entities, and charitable foundations.

    INVESTMENT OBJECTIVES, POLICIES, AND RISK CONSIDERATIONS

Each of the Funds has a different investment objective and different investment policies, and is designed to meet different investment needs.

   The investment objectives and certain investment policies of the Short and Intermediate Funds are fundamental and may not be changed without a vote of shareholders of the relevant Fund. The investment objectives of the Equity Market Plus Fund and Financial Services Funds are not fundamental. Shareholders of the Equity Market Plus Fund and Financial Services Funds will receive a written notification at least thirty days prior to any change in their investment objectives. If such a change in the investment objective of these Funds occurs, such changes may result in the Funds having an investment objective different from the objective which the shareholders considered appropriate at the time of their investment.

Since shares of each Fund represent an investment in securities with fluctuating market prices, the net asset value per share of each Fund will vary as the aggregate value of a Fund's portfolio securities increases or decreases. Due to the risks inherent in all investments, there can be no assurance that the objectives of the Funds will be met. The descriptions that follow are designed to help you choose the Fund or combination of Funds that best fits your investment objectives.

Short Fund

The Short Fund's investment objective is to provide investors with a high level of current income, consistent with a volatility of net asset value similar to that of a portfolio which invests exclusively in six-month U.S. Treasury securities on a constant maturity basis. There is no assurance that the Short Fund will be able to maintain a low volatility of net asset value.
   The Short Fund will seek its investment objective by investing, under normal circumstances, at least 70% of its total assets in U.S. Government Securities ( See "Investment Objectives, Policies and Risk Considerations-Characteristics and Risks of the Securities in which the Short and Intermediate Funds and Fixed Income Segment of the Equity Market Plus Fund Invest"). It is anticipated that the Short Fund will invest primarily in mortgage-backed securities issued by the U.S. Government, its agencies and instrumentalities. The Fund will also invest in fixed-rate and adjustable-rate mortgage-backed securities issued by non-governmental issuers. The Fund may hold a portion of its assets in money market instruments and in time and savings deposits (including fixed-rate or adjustable certificates of deposit) in commercial banks or institutions whose accounts are insured by the FDIC, BIF or SAIF.

   Under normal circumstances the Short Fund will seek to achieve an interest-rate risk or option-adjusted duration (See "Other Investment Practices and Risk Considerations-Adjusting Investment and Interest Rate Risk Exposure") similar to that of a six-month U.S. Treasury security on a constant maturity basis. However, the Short Fund expects that, under normal circumstances, the dollar-weighted average life (or period until the next reset date) of its portfolio securities will be longer than six months, sometimes significantly longer.

The Adviser believes that by investing in mortgage securities from a variety of market sectors on a selective basis and adjusting the overall option-adjusted duration of the portfolio to approximate that of a six-month U.S. Treasury security, the Short Fund will achieve a more consistent and less volatile net asset value than is characteristic of mutual funds that invest primarily in mortgage securities paying a fixed rate of interest or those that invest exclusively in adjustable-rate mortgage securities. The securities in which the Short Fund may invest may not yield as high a level of income as other securities in which other funds may invest. However, such higher yielding securities may be more volatile and may be issued by less creditworthy entities.

Intermediate Fund

   The Intermediate Fund's investment objective is to provide investors with a total return in excess of the total return of the major market indices for mortgage-backed securities. The Intermediate Fund will seek its investment objective by investing, under normal circumstances, at least 70% of its total assets in U.S. Government Securities. It is anticipated that the Intermediate Fund will invest primarily in mortgage-backed securities issued by the U.S. Government, its agencies or instrumentalities. The Fund will also invest in fixed-rate and adjustable rate mortgage-backed securities issued by non-governmental issuers. The Fund may hold a portion of its assets in money market instruments and in time and savings deposits (including fixed-rate or adjustable-rate certificates of deposit) in commercial banks or institutions whose accounts are insured by the FDIC, BIF, or SAIF.
   The major market indices for mortgage-backed securities currently include, but are not limited to, the Salomon Brothers Mortgage Index and the Lehman Brothers Mortgage Index. These indices include all outstanding government sponsored fixed-rate mortgage-backed securities, weighted in proportion to their current market capitalization. Total return is the change in value of the investment, assuming reinvestment of all distributions. Under normal circumstances, the Intermediate Fund will seek to achieve an interest-rate risk or option-adjusted duration (see "Other Investments and Risk Considerations") similar to that of a portfolio that invests exclusively in mortgage-backed securities, as weighted in the major market indices. The duration, or interest-rate risk, of these indices is believed by the Adviser similar to the that of intermediate-term U.S. Treasury Notes, and typically will range between three and five years. When market interest rates decline, the value of a portfolio invested in intermediate-term fixed-rate obligations can be expected to rise. Conversely, when market interest rates rise, the value of a portfolio invested in intermediate-term fixed-rate obligations can be expected to fall.

There is no assurance that the Intermediate Fund will be able to maintain a total return in excess of the total return of major market indices for mortgage-backed securities, or that it will match the interest rate risk of a portfolio investing exclusively in these securities.

   Fundamental Policies. As a matter of fundamental policy, the Short and Intermediate Funds will limit purchases to securities from the following classes of assets:

 1.Securities   issued  directly  or  guaranteed  by   the   U.S.
    Government or its agencies or instrumentalities; 2.Mortgage-Backed Securities rated AAA by S&P or Aaa by
    Moody's  or unrated but deemed of equivalent quality  by  the
    Adviser;
 3.Assets  fully collateralized by assets in either of the  above classes;
 4.Assets  which  would qualify as liquidity items under  federal
    regulations  if  held  by  a  commercial  bank   or   savings
    institution; and
 5.Hedge   instruments,  which  may  only  be   used   for   risk
    management purposes. Any securities described in the "Hedging" section and any stripped Mortgage-Backed Securities may only be used for risk management purposes.

Equity Market Plus Fund
The Equity Market Plus Fund seeks to provide a total return exceeding the Standard & Poor's Composite Stock Price Index (the "S&P 500 Index") without additional equity market risk. The Fund does not invest principally in the common stocks that make up the S&P 500 Index or any other index. The Fund utilizes index futures contracts and equity swap contracts to track the return of the S&P 500 Index, and invests substantially all of its assets in fixed-income securities and related hedging and other instruments. Whether the Fund's total return equals or exceeds the performance of the S&P 500 Index depends on whether the total return on the Fund's fixed-income investments equals or exceeds the Fund's total operating expenses, as well as other factors. 9
The S&P 500 Index is an unmanaged index composed of 500 common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's, which is not a sponsor of or in any other way affiliated with the Fund, chooses the 500 stocks included in the S&P 500 Index on the basis of market value and industry diversification. The S&P 500 Index assigns relative values to the stocks included in the index, weighted according to each stock's total market value relative to the total market value of the other stocks included in the index.

   The Equity Market Plus Fund seeks its objective by dividing its portfolio into two segments: an "S&P 500 Index Segment" and a "Fixed Income Segment." Through the S&P 500 Index Segment, the Fund invests in a combination of equity swap contracts, futures contracts on the S&P 500 Index and on other stock indices, including, but not limited to, the New York Stock Exchange Composite Index, and common stocks whose return (before deducting allocated costs) is expected to track movements in the S&P 500 Index. By employing this strategy, the Equity Market Plus Fund seeks to achieve the same investment opportunity and risk profile for the S&P 500 Index Segment as that of a hypothetical portfolio, equal in size to the Fund, invested in the common stocks comprising the S&P 500 Index in proportion to their respective weightings in the S&P 500 Index.

When index futures contracts and/or equity swap contracts are, in the judgment of the Adviser, overpriced relative to the common stocks underlying the S&P 500 Index, the Fund may invest directly in the common stocks represented by the S&P 500 Index. The Fund will not own all 500 issues, but will attempt to purchase a basket of common stocks which the Adviser expects will, on average, match movements in the S&P 500 Index. Subject to limits on the Fund's investments in other investment companies, the Fund may also invest in these stocks indirectly by purchasing interests in asset pools investing in such stocks. To the extent that the Fund purchases interests in other investment companies, shareholders of the Fund may be subject to a layering of expenses because they may indirectly bear a proportionate share of the expenses of such investment companies (including advisory fees) in addition to bearing the direct expenses of the Fund.

   Through  the  Fixed  Income  Segment,  the  Fund  invests   in
fixed-income securities and uses related hedging techniques such as futures, options, floors, caps and swaps. The Fixed-Income Segment will invest substantially all of its assets in U.S. Government Securities, and may also invest in bank certificates of deposit, corporate debt obligations, and mortgage-backed and other asset-backed securities of non-governmental issuers. The Fund may also engage in loans of portfolio securities, dollar rolls, and reverse repurchase agreements to enhance income and total return. With these investments, the Fund seeks to generate income (consisting primarily of interest income) and gains which exceed the total costs of operating the Fund (including the costs associated with the S&P 500 Index Segment). Thus, whether the Fund's total return equals or exceeds the performance of the S&P 500 Index depends on whether the total return on the Fund's Fixed-Income Segment equals or exceeds the Fund's total operating expenses, as well as other factors described below.
   The S&P 500 Index Segment's actual opportunities for gain or loss may be greater than a hypothetical portfolio invested in the stocks comprising the S&P 500 Index depending upon the Fund's exposure to the S&P 500 Index, which could at times be higher or lower than the Fund's total assets. For example, the total net notional amount of the Fund's equity swap contracts, S&P 500 or other stock index futures plus the market value of common stocks owned by the Fund may exceed the Fund's total net assets as a result of purchases and redemptions of Fund shares. In addition, since S&P 500 Index futures can only be purchased for specific amounts, the Fund might not be able to match accurately a notional amount of futures contracts to the Fund's total net
assets.   Under normal market conditions, the Fund  expects  that
such variations in S&P 500 Index exposure will generally be up to 5% greater or less than the Fund's total net assets. Also, the ability of the S&P 500 Index Segment of the Fund's portfolio to replicate the investment opportunity and risk profile of a hypothetical stock portfolio may be diminished by imperfect correlations between price movements of the S&P 500 Index with price movements of S&P 500 and other stock index futures and/or
the  common  stocks  purchased by the  Fund.   In  addition,  the
purchase and sale of common stocks and S&P 500 and other stock index futures involve transaction costs. Equity swap contracts require the Fund to pay interest on the notional amount of the contract. Therefore, assuming the Fund has successfully tracked the movement of the S&P 500 Index, the Fund will outperform the S&P 500 Index only if the total net return on the Fixed Income Segment of the Fund's portfolio exceeds the sum of (to the extent applicable) (1) the Fund's transaction costs on S&P 500 and other stock index futures and common stock transactions, (2) the interest payments under the Fund's equity swap contracts and (3) the Fund's operating expenses as described more fully under "Management of the Fund."

Example.  Set forth below is an example of how the Equity  Market
Plus Fund might invest a $100 million portfolio:

1.   Enter into an equity swap contract with a notional amount of
	$50 million;
2. Purchase S&P 500 index futures contracts with a total contract value of $45 million; and
3.   Purchase    $5 million  worth of common stocks comprising
	the S&P 500 Index in proportion to their respective weightings in the S&P 500 Index.

   Because equity swap contracts and futures contracts may generally be initially entered into without making cash payments, the Fixed Income Segment would have $95 million to invest in various fixed income securities with appropriate hedging strategies. If, during the course of the year, the stocks comprising the S&P 500 Index appreciate 10% on average and pay a 4% dividend, and if the interest on the equity swap contract's notional amount is 6%, at the end of the year the following would occur:
1. The counterparty to the equity swap contract would be required to pay the Fund $4 million ($7 million appreciation and dividends minus $3 million interest);
2. The S&P 500 index futures contract would be closed out at a gain of $3.6 million ($6.3 million S&P 500 Index appreciation less $2.7 million for the S&P 500 Futures implicit cost of carry);
3. Dividend income and gain on the common stocks would total $0.7 million and in sum;
4. The S&P 500 Index Segment's return, before related operating expenses, would total $8.3 million dollars or 8.3%.

   The Fund's total operating expenses (other than brokerage expenses and the interest on the notional amount of the equity swap contract as described above) are 0.88% of total net assets, or $0.88 million dollars. After consideration of these expenses, the S&P 500 Index Segment's return would total 7.42%. Therefore, the Fund would achieve a total return equal to the S&P 500 Index only if the Fixed Income Segment has a total return equal to 6.93% per annum. If the Fixed Income Segment achieves this result, then the Fund's total net assets would be $114 million - an increase of 14% and a total return equal to the S&P 500 Index. If the Fixed Income Segment's total return were greater or less than 6.93% per annum, the Fund's total return would, in turn, be greater or less than the S&P 500 Index.



   Smith Breeden Financial Services Fund

   The Financial Services Fund seeks capital appreciation. To pursue this goal, the fund will invest at least 65% of its assets in U.S. and foreign financial services companies. These include banks, thrift, finance and leasing companies, brokerage, investment banking and advisory firms, real estate related firms and insurance companies. The Fund will generally invest in common stock and in other equity securities such as preferred stock and warrants. The Fund may also engage in other investment practices. See "Other Investment Practices and Risk Considerations."

   Because the Financial Services Fund invests in single sector, its performance is largely dependent on the sector's performance, which may differ from that of the overall stock market. Changing interest rates or deteriorating economic conditions can adversely affect the performance of financial services companies' stocks. The Fund may buy or sell interest rate futures and options to attempt to mitigate the affect of changing interest rates upon the portfolio. However, the use of interest rate futures in such a strategy involves the risk that the price movements of the hedging instrument will not accurately reflect price movements in the security due to changing interest rates, so that the hedge will not be fully effective or may result in losses.

   The Fund may also buy or sell stock index futures or options on such indices to adjust the risk and return characteristics of the Fund's stock portfolio. If the Adviser judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, the use of stock index futures could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques 12 may also increase the volatility of the Fund relative to the Financial Services sector of the stock market See also "Other Investment Practices and Risk Considerations" and the Statement of Additional Information for a discussion of the use of financial futures and options and their risks.

   Financial services companies are subject to extensive government regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they charge. Profitability is largely dependent upon on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from the financial difficulties of borrowers can negatively impact the industry. Insurance companies may be subject to severe price competition. Legislation is currently being considered which would reduce the separation between commercial and investment banking businesses. If enacted this could significantly impact the financial services' sector and the Fund.

   The Fund may purchase securities of foreign financial services companies, which are subject to additional risks. Currency fluctuations can adversely affect the returns on investments held in foreign corporations. Other risks relate to the fact that differences exist in accounting, auditing and financial reporting standards. Political developments may also have an adverse impact. There is also the possibility of changes in investment or exchange control regulations, restrictions on the flow of international capital, and difficulties in pursuing legal remedies against issuers. The Fund will primarily invest in foreign financial securities through ADRs, which represent shares of a foreign corporation held by an U.S. bank that entitles the holder to all dividends and capital gains. ADRS are denominated in U.S. dollars and trade in the U.S. securities markets. ADRs are still subject to the risks associated with foreign investment generally described above. The Financial Services Fund may hedge against fluctuations in foreign exchange rates by entering into foreign currency forward and futures contracts. For more discussion of these contracts and their risks, see "Other Investment Practices and Risk Considerations" and the Statement of Additional Information.


   Under regulations imposed by the Investment Company Act of 1940 and its rules (the "1940 Act"), the Fund may not purchase more than 10% of the securities of any domestic or foreign insurance company. The Fund may also not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities, unless such investment is limited to not more than 5% of the equity securities or 10% of the debt securities of such company, and such investment represents not more than 5% of the net assets of the Fund.

   The Financial Services Fund intends to be a diversified fund, as defined under the 1940 Act, and as such, with respect to 75% of its assets, will not invest more than 5% of its assets in any single issuer, and such 5% holding cannot represent more than a 10% voting interest in the acquired company.
Characteristics and Risks of the Securities in which the Short and Intermediate Funds and Fixed Income Segment of the Equity Market Plus Fund Invest

   U.S. Government Securities. The U.S. Government Securities in which the Funds may invest include U.S. Treasury Bills, Notes, Bonds, discount notes and other debt securities issued by the U.S. Treasury, and obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities including, but not limited to, the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). (Other U.S. Government agencies or instrumentalities include Federal Home Loan Banks, Bank for Cooperatives, Farm Credit Banks, Tennessee Valley Authority, Federal Financing Bank, Small Business Administration, and Federal Agricultural Mortgage Corporation.) Mortgage-backed securities are explained more fully below.

   Credit Risks. While certain U.S. Government securities such as U.S. Treasury obligations and GNMAs are backed by the full faith and credit of the U.S. Government, other securities in which the Funds may invest are subject to varying degrees of risk of default. These risk factors include the creditworthiness of the issuer and, in the case of mortgage-backed and asset-backed securities, the ability of the mortgagor or other borrower to meet its obligations. The Short and Intermediate Funds will seek to minimize this credit risk by investing in securities of the highest credit quality instruments, while the Equity Market Plus Fund will seek to minimize this risk of default by investing in securities of at least investment grade, (except that the Equity Market Plus Fund's investment in mortgage backed securities will be rated at least A by S&P). The individual securities continue to be subject to the risk that their prices can fluctuate, in some cases significantly, due to changes in prevailing interest rates.

Mortgage-Backed and Other Asset-Backed Securities. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are collateralized by and payable from, mortgage loans secured by real property. The term "mortgage-backed securities," as used herein, includes adjustable-rate mortgage securities, fixed-rate mortgage securities, and derivative mortgage products such as collateralized mortgage obligations, stripped mortgage-backed securities and other instruments described below.

There   are   currently  three  basic  types  of  mortgage-backed
securities: (i) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as GNMA, FNMA and FHLMC; (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement.
The Short and Intermediate Funds may only invest in mortgage-backed securities issued by private originators of, or investors in, mortgage loans issued by private entities that are rated AAA by Standard & Poor's ("S&P") or Aaa by Moody's Investors Service ("Moody's"), or, if unrated, determined by the Adviser to be of comparable quality. The Short and Intermediate Funds will not pay any additional fees for credit support and will not invest in private mortgage pass-through securities unless they are rated AAA by S&P or Aaa by Moody's, or are unrated but deemed to be of comparable credit quality by the Adviser. In addition, the Short and Intermediate Funds will only purchase mortgage-backed securities which constitute "Mortgage Related Securities" for purposes of the Secondary Mortgage Market Enhancement Act of 1984.

The Equity Market Plus Fund may invest in other mortgage-backed and asset-backed securities.. Its investment in mortgage-backed and other asset-backed securities will be rated at least A by Moody's or S&P.. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include, but are not limited to, pools of automobile loans, educational loans and credit card receivables.

   Mortgage-backed and asset-backed securities have yield and maturity characteristics corresponding to their underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed and asset-backed securities include both interest and a partial payment of principal. This partial payment of principal may be comprised of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. As a result of these unscheduled payments of principal, or prepayments on the underlying securities, the price and yield of mortgage-backed securities can be adversely affected. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Funds would be required to reinvest the proceeds at the lower interest rates then available. Prepayments of mortgages which underlie securities purchased at a premium could result in capital losses because the premium may not have been fully amortized at the time the obligation is prepaid. In addition, like other interest-bearing securities, the values of mortgage-backed securities generally fall when interest rates rise, but when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature. In order to hedge against possible prepayment, the Funds may purchase certain options and options on futures contracts as described more fully in "Other Investment Practices and Risk Considerations" and the Statement of Additional Information
Adjustable-Rate Securities. Adjustable-rate securities have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Some adjustable-rate securities are backed by pools of mortgage loans. The Short and Intermediate Funds will only invest in adjustable-rate securities backed by pools of mortgage loans ("ARMs"). The Fixed Income Segment of the Equity Market Plus Fund may also invest in adjustable-rate securities backed by assets other than mortgage pools.

Although the rate adjustment feature may act as a buffer to reduce large changes in the value of adjustable-rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rate is reset only periodically, changes in the interest rate on adjustable-rate securities may lag changes in prevailing market interest rates. Also, some adjustable-rate securities (or the underlying mortgages or other underlying loans or receivables) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. Because of the resetting of interest rates, adjustable-rate securities are less likely than non-adjustable-rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall. Adjustable-rate securities are also subject to the prepayment risks associated generally with mortgage-backed securities.


   Other Mortgage Backed Securities and Fixed Income Investments. The Short and Intermediate Funds and Fixed Income Segment of the Equity Market Plus Fund may also invest in other types of mortgage-backed and fixed income securities including Collateralized Mortgage Obligations, Stripped Securities, and zero coupon bonds. These types of securities, including their risks, are described in detail in the Statement of Additional Information. New instruments and variations of existing mortgage-backed securities continue to be developed. The Fund may invest in any such instruments or variations to the extent consistent with their investment objectives and policies and applicable regulatory requirements.

       OTHER INVESTMENT PRACTICES AND RISK CONSIDERATIONS

   The Statement of Additional Information for each Fund contains
more   detailed   information  about  the  following   practices,
including limitations designed to reduce their risks.

   Adjusting Investment and Interest Rate Risk Exposure. A Fund can use various techniques to increase or decrease its exposure to changing security prices and indices, currency exchange rates, interest rates or other factors that affect security value, or to employ temporary substitutes for anticipated future transactions. These techniques include buying or selling financial futures contracts, purchasing call or put options, or selling covered call options on such futures or entering into currency exchange contracts or swap agreements. Any or all of these techniques may be used at one time, except that only the Financial Services Fund may enter into currency exchange futures, forward or swap 16
contracts. Use of any particular transaction is a function of market conditions. There is no overall limitation on the percentage of a Fund's assets which may be subject to a hedge position.

   Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the two parties are generally calculated with respect to a "notional amount", i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements are currently considered illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally such counterparties would have to be eligible counterparties under the terms of the Funds' repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realized amounts to be received under such agreements.

   Options and futures transactions involve costs and may result in losses. The effective use of options and futures strategies depends on a Fund's ability to terminate options and futures positions at times when the Adviser deems it desirable to do so. This ability to terminate positions when the Adviser deems it desirable to do so may be hindered by the lack of a liquid secondary market. Although a Fund will take an options or futures contract position only if the Adviser believes there is a liquid secondary market for the option or futures contract, there is no assurance that a Fund will be able to effect closing
transactions   at  any  particular  time  or  at  an   acceptable
price.
   The use of options and futures strategies also involves the risk of imperfect correlation between movements in the values of the securities underlying the futures and options purchased and sold by a Fund, of the option and futures contract itself, and of the securities which are the subject of a hedge. For example, a fund bears the risk that prices of hedged securities will not move to the same degree as the hedging instrument, or that price movements in the hedging instrument will not accurately reflect price movements in the security underlying the hedging instrument. It is also possible for a Fund to incur a loss on both the hedged securities and the hedging instrument. In the case of the Short and Intermediate Funds, and the Fixed Income segment of the Equity Market Plus Fund, this means that they may not achieve, and may at times exceed, their targeted option-adjusted durations.

   Option-adjusted duration is a measure of the price sensitivity of a portfolio to changes in interest rates. The maturity of a security, another commonly used measure of price sensitivity, measures only the time until final payment is due, whereas option-adjusted duration takes into account the pattern of all payments of interest and principal on a security over time, including how these payments are affected by prepayments and by changes in interest rates. In computing the duration of a Fund's portfolio, the Adviser will estimate the duration of obligations that are subject to prepayment or redemption by the issuer, taking into account the influence of changes in interest rates on prepayments and coupon flows.

   At times, a Fund may sell interest rate futures in a different dollar amount than the dollar amount of securities being hedged, depending on the expected relationship between the volatility of the prices of such securities and the volatility of the futures contracts, based on duration calculations by the Adviser. If the actual price movements of the securities and futures are inconsistent with the Adviser's estimates of their durations, the hedge may not be effective.

   The Short, Intermediate and Equity Market Plus Fund will not maintain open short positions in interest rate futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its fixed income securities portfolio plus or minus the unrealized gain or loss on these open positions, adjusted for the expected volatility relationship between the portfolio and the futures contracts based on duration calculations. If this limitation should be exceeded at any time, a Fund will take prompt action to close out the appropriate number of open contracts to bring its open futures position into compliance with this limitation.

   The Short and Intermediate Funds will not purchase a put or call option on U.S. Government securities or mortgage-backed securities if, as a result of such purchase, more than 10% of its total assets would be invested in such options. The Short and Intermediate Funds will engage in OTC option transactions only with primary United States government securities dealers recognized by the Federal Reserve Bank of New York. The Short and Intermediate Funds will also not sell options which are not covered.
   The Equity Market Plus Fund will not purchase or sell S&P 500 or other stock index futures, except for bona fide hedging purposes, if as a result the Fund's aggregate initial margin deposits and premiums would be greater than 5% of the Fund's total assets. In addition to margin deposits, when the Fund purchases an S&P 500 or other stock index futures contract, it is required to maintain at all times liquid securities in a segregated account with its Custodian, in an amount which, together with the initial margin deposit on the futures contract, is equal to the current delivery or cash settlement value of the futures contract. The Statement of Additional Information provides additional information regarding equity swap contracts, S&P 500 and other stock index futures contracts and their related risks.

   In accordance with regulations established by the Commodity Futures Trading Commission, each Funds' aggregate initial margin and premiums on all futures and options contract positions not held for bona fide hedging purposes, will not exceed 5% of a Fund's net assets, after taking into account unrealized profits and losses on such contracts.

   The Funds' ability to engage in options and futures transactions and to sell related securities might also be limited by tax considerations and by certain regulatory requirements. See "Additional Information Regarding Taxation" in the relevant Statement of Additional Information.

Securities Lending, Repurchase Agreements and Forward Commitments. The Funds may lend portfolio securities to broker-dealers and may enter into repurchase agreements. These transactions must be fully collateralized at all times but involve some risk to the Funds if the other party should default on its obligations and a Fund is delayed in or prevented from recovering the collateral. None of the Funds will lend portfolio securities if, as a result, the aggregate of such loans exceeds 33 1/3% of the total asset value (including such loans). The Funds will only enter into repurchase agreements with or lend securities to (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided such banks or dealers meet the creditworthiness standards established by the Board of Trustees ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the oversight of the Board of Trustees.

   The Funds may also purchase securities for future delivery, which may increase overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. At the time a Fund enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of liquid securities equal to at least 100% of the value of the when-issued or forward commitment securities will be established and maintained with the Funds' custodian. Subject to this requirement, the Funds may purchase securities on such basis without limit. Settlements in the ordinary course, which may be substantially more than three business days for mortgage-backed securities, are not treated as when-issued or forward commitment transactions, and are not subject to the foregoing limitations, 19 although some of the risks described above may exist.

Reverse Repurchase Agreements, Dollar Roll Agreements and Borrowing. The Funds may enter into reverse repurchase agreements or dollar roll agreements with commercial banks and registered broker-dealers in amounts up to 33 1/3% of their assets. The Short and Intermediate Funds may only enter into these transactions with commercial banks and registered broker-dealers which are also Qualified Institutions. The Statement of Additional Information for each Trust contains a more detailed explanation of these practices. Reverse repurchase agreements and dollar rolls are considered borrowings by a Fund and require segregation of assets with a Fund's custodian in an amount equal to the Fund's obligations pending completion of such transactions. Each Fund may also borrow money from banks in an amount up to 33 1/3% of a Fund's total assets to realize investment opportunities, for extraordinary or emergency purposes, or for the clearance of transactions. Borrowing from banks usually involves certain transaction and ongoing costs and may require a Fund to maintain minimum bank account balances. Use of these borrowing techniques to purchase securities is a speculative practice known as "leverage." Depending on whether the performance of the investments purchased with borrowed funds is sufficient to meet the costs of borrowing, a Fund's net asset value per share will increase or decrease, as the case may be, more rapidly than if the Fund did not employ leverage.

Short Sales. The Funds may make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Short, Intermediate, and Equity Market Plus Funds expect to engage in short sales as a form of hedging in order to shorten the overall duration of the portfolio and maintain portfolio flexibility. The Financial Services Fund may make short sales of securities to reduce the risk of the portfolio to the market or to increase return. While a short sale may act as effective hedge to reduce the market or interest rate risk of a portfolio, it may also result in losses which can reduce the portfolio's total return.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon completion of the transaction. A Fund may have to pay a fee to borrow particular securities, and is often obligated to relinquish any payments received on such borrowed securities.

   Until a Fund replaces a borrowed security, it will maintain daily a segregated account with its custodian into which it will deposit liquid securities such that the amount deposited in the account plus any amount deposited with the broker as collateral will equal the current value of the security sold short. Depending on arrangements made with the broker, a Fund may not receive any payments (including interest) on collateral deposited with the broker. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. 20
Although a Fund's gain is limited to the amount at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security less the price at which the security was sold.

A Fund will not make a short sale if, after giving affect to such sale, the market value of all securities sold exceeds 25% of the value of the Fund's total net assets. A Fund may also effect short sales where the Fund owns, or has the right to acquire at no additional cost, the identical security (a technique known as a short sale "against the box").

   Illiquid Securities. A Fund may invest up to 15% of its net assets in illiquid securities. The term illiquid securities for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business. The SEC staff takes the position that this includes non-terminable repurchase agreements having maturities of more than seven days.

   The Financial Services Fund may invest in restricted securities, which represent securities that can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in registered public offering. Restricted securities deemed to be liquid under procedures established by the Board are not subject to the limitations on illiquid securities.

     The determination of whether certain IO/PO Strips issued by the U.S. Government and backed by fixed-rate mortgages or any other securities in which a Fund desires to invest are liquid shall be made by the Adviser under guidelines established by the Trustees in accordance with applicable pronouncements of the SEC. At present, all other IO/PO Strips, other residual interests of CMOs and OTC options are treated as illiquid securities. The SEC staff also currently takes the position that the interest rate swaps, caps and floors discussed in the Statement of Additional Information, as well as equity swap contracts and reverse equity swap contracts, are illiquid.

   Portfolio Turnover. The Adviser buys and sells securities for a Fund whenever it believes it is appropriate to do so. Portfolio turnover generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such transactions may result in realization of taxable capital gains. The portfolio turnover rate for each Fund's previous fiscal periods is shown in the table under the heading "Financial Highlights" The portfolio turnover rates for the Short and Intermediate Funds for the fiscal year ended March 31, 1997 were relatively high. Since the Short and Intermediate Funds' portfolio holdings are very liquid, the Funds may reposition its holdings between different mortgage sectors relatively frequently, but without generating substantial transaction costs. The mortgage securities in which the Short, Intermediate and Equity Market Plus Funds invest are generally traded on a "net" basis with dealers acting as principals for their own account without a stated commission.
   The Funds will pay commissions in connection with options and future transactions and, for the Equity Market Plus Fund and Financial Services Fund, in relation to any purchase of common stocks or other equity securities.

   Until March 31, 1998, for the Short, Intermediate, and Equity Market Plus Funds only, another potential consequence of high portfolio turnover is that if 30% or more of a Fund's gross income for a taxable year is derived from gains from the sale of securities held for less than three months, the Fund will not qualify as a regulated investment company and, therefore, would be subject to corporate income tax during that taxable year. The Adviser endeavors to manage the investment composition of these Funds and to adjust the portfolio turnover, if necessary, to ensure that each Fund will be eligible for treatment as a regulated investment company.

                    MANAGEMENT OF THE FUNDS

Its Board of Trustees manages the business affairs of the Funds. Each of the Funds has entered into an investment advisory agreement with Smith Breeden Associates, Inc., 100 Europa Drive, Chapel Hill, North Carolina, 27514 ( the "Investment Advisory Agreements"). Pursuant to such investment advisory agreements, the Adviser furnishes continuous investment advisory services to each of the Funds.


Trustees and Officers

The following is a listing of the Trustees and officers of the Series Fund and Trust, the legal entities that have issued shares in the Funds. Unless otherwise indicated, all of the named individuals serve in their capacities for both the Series Fund and Trust.


   Douglas T. Breeden*        Trustee and Chairman
			      Portfolio  Manager, Financial
				Services Fund

Dr. Breeden, the Chairman of the Board of Smith Breeden Associates, co-founded the firm in 1982. In conjunction with Michael J. Giarla and Robert B.Perry, he is responsible for the day-to-day operations of the Financial Services Fund. Dr. Breeden has served on business school faculties at Duke University, Stanford University and the University of Chicago, and as a visiting professor at Yale University and at the Massachusetts Institute of Technology. He is the Editor of the Journal of Fixed Income. Dr. Breeden served as Associate Editor for five journals in financial economics, and was elected to the Board of Directors of the American Finance Association. He has published several well-cited articles in finance and economics journals. He holds a Ph.D. in Finance from the Stanford University Graduate School of Business, and a B.S. in Management Science from the Massachusetts Institute of Technology. He serves as Chairman of Harrington Financial Group, the holding company for Harrington Bank, F.S.B., of Richmond, Indiana.
* Interested Person

   Michael J. Giarla*         Trustee and President
                              Portfolio  Manager, Financial
				Services Fund

Mr. Giarla is Chief Operating Officer, President and Director of Smith Breeden Associates. In conjunction with Douglas T. Breeden and Robert B. Perry, he is responsible for the day-to-day operations of the Financial Services Fund He also serves as a Director of Harrington Financial Group, the holding company for Harrington Bank, F.S.B., of Richmond, Indiana. Formerly Smith Breeden's Director of Research, he was involved in research and programming, particularly in the development and implementation of models to evaluate and hedge mortgage securities. He also consults with institutional clients and conducts special projects. Before joining Smith Breeden Associates, Mr. Giarla was a Summer Associate in Goldman Sachs & Company's Equity Strategy Group in New York. Mr. Giarla has published a number of articles and book chapters regarding MBS investment, risk management and hedging. He served as an Associate Editor of The Journal of Fixed Income from 1991-1993. Mr. Giarla holds a Master of Business Administration with Concentration in Finance from the Stanford University Graduate School of Business, where he was an Arjay Miller Scholar. He earned a Bachelor of Arts in Statistics, summa cum laude, from Harvard University, where he was elected to Phi Beta Kappa and was a Harvard Club of Boston Scholar. Mr. Giarla is a Trustee of the Roxbury Latin School, West Roxbury, Massachusetts.

Stephen M. Schaefer      Trustee

Stephen M. Schaefer is Esmee Fairbairn Professor of Finance at the London Business School. Previously on the Faculty of the Graduate School of Business of Stanford University, he has also taught at the Universities of California (Berkeley), Chicago, British Columbia and Venice. His research interests focus on capital markets and financial regulation. He served on the editorial board of a number of professional journals including, currently, the Journal of Fixed Income, the Review of Derivative Research, and Ricerche Economiche. He consults for a number of leading financial institutions and is a former Independent Board Member of the Securities and Futures Authority of Great Britain.


Myron S. Scholes         Trustee

Myron  S.  Scholes  is a Principal in the money  management  firm
Long-Term  Capital Management Co. (since 1993).  He is the  Frank
E. Buck Professor of Finance Emeritus at the Graduate School of Business at Stanford University (since 1983. He is a member of the Econometric Society. Professor Scholes was also a Managing Director and co-head of the fixed income derivatives group at Salomon Brothers between 1991-1993. Prior to coming to Stanford University in 1983, Professor Scholes was the Edward Eagle Brown Professor of Finance at the Graduate School of Business, University of Chicago (1974-1983). He served as the Director of the University of Chicago's Center for Research in Security Prices from 1974-1980. Prior to coming to the University of 23
Chicago, Professor Scholes was first an Assistant Professor then an Associate Professor at the Sloan School of Management at M.I.T. from 1968 to 1973. He received his Ph.D. in 1969 from the Graduate School of Business, University of Chicago. He has
honorary Doctor of Law degrees from the University of Paris and McMaster University. He is a past president of the American Finance Association (1990).
* Interested Person

Dr. Scholes has published numerous articles in academic journals and in professional volumes. He is most noted as the co-originator of the Black-Scholes Options Pricing Model as described in the paper, "The Pricing of Options and Corporate Liabilities," published in the Journal of Political Economy (with Fischer Black, May 1973). His other papers include such topics as risk-return relationships, the effects of dividend policy on stock prices, and the effects of taxes and tax policy on corporate decision making. His book with Mark Wolfson (Stanford University) Taxes and Business Strategy: A Planning Approach was published by Prentice Hall in 1991.

William F. Sharpe        Trustee

William F. Sharpe is the STANCO 25 Professor of Finance at Stanford University's Graduate School of Business. He is best known as one of the developers of the Capital Asset Pricing Model, including the beta and alpha concepts used in risk analysis and performance measurement. He developed the widely used binomial method for the valuation of options and other contingent claims. He also developed the computer algorithm used in many asset allocation procedures, a procedure for estimating the style of an investment manager from its historic returns, and the Sharpe ratio for measuring investment performance. Dr. Sharpe has published articles in a number of professional journals. He has also written six books, including Portfolio Theory and Capital Markets, (McGraw-Hill, 1970), Asset Allocation Tools, (Scientific Press, 1987), Fundamentals of Investments (with Gordon J. Alexander and Jeffery Bailey, Prentice-Hall,
1993) and Investments (with Gordon J. Alexander and Jeffrey Bailey, Prentice-Hall, 1990). Dr. Sharpe is a past President of the American Finance Association. He also served as consultant to a number of corporations and investment organizations. He is Trustee of the Barr Rosenberg mutual funds, a director of Stanford Management Company and the Chairman of the Board of Financial Engines, a company providing electronic portfolio advice. He received the Nobel Prize in Economic Sciences in 1990.

Daniel  C.  Dektar         Vice President, Smith  Breeden  Series
				Fund
                           Portfolio  Manager, Short  and
				Intermediate Funds

Daniel C. Dektar is a Principal, Executive Vice President, Director of Portfolio Management, and Director of Smith Breeden Associates. Mr. Dektar has been primarily responsible for the day-to-day management of the Short and Intermediate Funds since their commencement of operations in 1992. As head of Smith Breeden Associates' portfolio management group, Mr. Dektar is constantly in touch with developments on Wall Street. He serves as a liaison among the portfolio management, client service, and research groups to ensure accurate analysis and timely execution of portfolio management opportunities. Mr. Dektar consults with institutional clients in the areas of investments and risk management. He made several presentations on mortgage investments and risk management at seminars for institutional investors. Mr. Dektar was an Associate in the Mergers and Acquisitions Group of Montgomery Securities in San Francisco, California and a Financial Analyst in the Investment Banking Division of Morgan Stanley & Co., Incorporated, New York before joining Smith Breeden Associates. He holds a Master of Business Administration with Concentration in Finance from Stanford University Graduate School of Business, where he was an Arjay Miller Scholar. Mr. Dektar received a Bachelor of Science in Business Administration, summa cum laude, from the University of California at Berkeley, where he was University of California Regent's Scholar, was elected to Phi Beta Kappa and Phi Eta Sigma, and won the White Award as the top student in finance.

John B. Sprow  Vice President, Smith Breeden Trust
               Portfolio Manager, Equity Market Plus Fund

John B. Sprow is a Principal, Director and Executive Vice President of Smith Breeden Associates. Mr. Sprow has been primarily responsible for the day-to-day management of the Equity Market Plus Fund from the commencement of its operations in 1992. Mr. Sprow is a senior portfolio manager who works primarily with discretionary pension accounts. In addition to traditional mortgage accounts, he also manages S&P 500 indexed accounts. Prior to directly managing discretionary accounts, Mr. Sprow assisted in the development of the Adviser's models for pricing and hedging mortgage-related securities, risky commercial debt, and forecasting mortgage prepayment behavior. Mr. Sprow came to Smith Breeden Associates from the Fuqua School of Business, Duke University, where he was Research Assistant. Previously, Mr. Sprow was a Research Assistant to the Department Head of the Materials Science Department, Cornell University. He received a Master of Business Administration with Emphasis in Finance from the Fuqua School of Business, Duke University. Mr. Sprow holds a Bachelor of Science in Materials Science and Engineering from Cornell University, where he was awarded the Carpenter Technology Scholarship three successive years.
   Robert B. Perry  Vice President, Smith Breeden Trust
                    Portfolio Manager, Financial Services Fund

Mr. Perry is an Associate at Smith Breeden Associates. In conjunction with Douglas T. Breeden and Michael J. Giarla, Mr. Perry is responsible for the day-to-day operations of the
Financial Services Fund. Mr. Perry also provides hedging and investment advice to Smith Breeden's financial services clients. Prior to joining Smith Breeden, Mr. Perry served as an interest rate risk analyst for Centura Bank, and secretary to the ALCO committee. Mr. Perry earned his Bachelor of Arts in Business Administration from North Carolina State University.

Marianthe  S.  Mewkill     Vice President, Secretary,  Treasurer,
			    and Chief Accounting Officer

Marianthe S. Mewkill is a Principal, Vice President and Chief Financial Officer of Smith Breeden Associates. Ms. Mewkill handles financial reporting, budgeting, tax research and planning for the Smith Breeden Mutual Funds and for Smith Breeden Associates, Inc.. She ensures compliance with agency regulations and administers the Adviser's internal trading and other policies. She was previously employed as a Controller for the Hunt Alternatives Fund, as an Associate at Goldman Sachs & Co., and as a Senior Auditor at Arthur Andersen & Co. She earned a Master of Business Administration with Concentrations in Finance and Accounting from New York University and graduated from Wellesley College, magna cum laude with a Bachelor of Arts degree in History and French and a Minor in Economics.



Investment Adviser

   Smith Breeden Associates, Inc., a registered investment adviser, acts as investment adviser to the Funds. Approximately 66% of the Adviser's voting stock is owned by Douglas T. Breeden, its Chairman. Under its Investment Advisory Agreement with each Fund, the Adviser, subject to the general supervision of the Board of Trustees, manages the Funds' portfolios and provides for the administration of all of the Funds' other affairs. For these services, the Adviser receives a fee, computed daily and payable monthly, at the annual rate of 0.70% of the Short, Intermediate and Equity Market Plus Funds' average daily net assets. The Adviser receives a fee at the rate of 1.50% for its management of the Financial Services Fund. Until the renewal date of its contracts with the Funds, August 1, 1998, the Adviser has voluntarily agreed to reduce its compensation, and to the extent necessary absorb other expenses of the Funds, such that the total expenses (exclusive of ordinary brokerage commissions, investment transaction taxes and extraordinary expenses) do not exceed 0.88% of the average net assets for each of the Equity Market Plus Fund and the Intermediate Fund, 0.78% of the average net assets of the Short Fund and 1.50% of the Financial Services Fund.

The Adviser places all orders for purchases and sales of the Funds' securities. Subject to seeking the most favorable price and execution available, the Adviser may consider sales of shares of the Funds as a factor in the selection of broker-dealers. 26
Distribution

   FPS Broker Services, Inc. (the "Principal Underwriter") acts as distributor for the Funds for which the Adviser pays the Principal Underwriter an annual fee of $30,000. Shares may also be sold by authorized dealers who have entered into dealer agreements with the Principal Underwriter or the Adviser.

Expenses

The Funds pay all of their own expenses, including, without limitation, the cost of preparing and printing their registration statements required under the Securities Act of 1933 and the 1940 Act and any amendments thereto, the expense of registering their shares with the Securities and Exchange Commission and the various states, the printing and distribution costs of prospectuses mailed to existing investors, reports to investors, reports to government authorities and proxy statements, fees paid to directors who are not interested persons of the Adviser, interest charges, taxes, legal expenses, association membership dues, auditing services, insurance premiums, brokerage commissions and expenses in connection with portfolio transactions, fees and expenses of the custodian of their assets, printing and mailing expenses and charges and expenses of dividend disbursing agents, accounting services agents, registrars and stock transfer agents.


                     PRICING OF FUND SHARES

The price you pay when buying a Fund's shares, and the price you receive when selling (redeeming) a Fund's shares, is the net asset value of the shares next determined after receipt of a purchase or redemption request in proper form. No front end sales charge or commission of any kind is added by the Fund upon a purchase, and no charge is deducted upon redemption. These charges may apply if you purchase or sell shares through certain broker-dealers. The Funds currently charge a $9 fee for each redemption made by wire. See "How to Redeem Shares."

The per share net asset value of a Fund is determined by dividing the total value of its assets, less its liabilities, by the total number of its shares outstanding at that time. The net asset value is determined as of the close of regular trading (currently 4:00 p.m. Eastern time) each day that the Adviser and Transfer Agent are open for business and on which there is a sufficient degree of trading in a Fund's securities such that the net asset value of a Fund's shares might be affected. Accordingly, Purchase Applications accepted or redemption requests received in proper form by the Transfer Agent, or other agent designated by the Funds, prior to 4:00 p.m. Eastern time each day that the Adviser and Transfer Agent are open for business, will be confirmed at that day's net asset value. Purchase Applications accepted or redemption requests received in proper form after 4 p.m. Eastern Time by the Transfer Agent, or other agent designated by the Funds, will be confirmed at the net asset value of the following business day.
Current holiday schedules indicate that the Funds' net asset values will not be calculated on New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, the day following Thanksgiving, Christmas Eve and Christmas Day. The Short and Intermediate Funds will not be priced on Columbus Day and Veterans' Day.

   Under procedures approved by the Board of Trustees, a Fund's securities for which market quotations are readily available are valued at current market value provided by a pricing service, bank or broker-dealer experienced in such matters. Short-term investments that will mature in 60 days or less are generally valued at amortized cost, which approximates market value. All other securities and assets are valued at fair market value as determined by following procedures approved by the Board of Trustees.

                     HOW TO PURCHASE SHARES

All of the Funds are no-load, so you may purchase, redeem or exchange shares directly at net asset value without paying a sales charge. Because the Funds' net asset value changes daily, your purchase price will be the next net asset value determined after the Funds' Transfer Agent, or other agent designated by the Funds, receives and accepts your purchase order. See "Pricing of Fund Shares."


                                    Initial         Additional
				    Minimum          Minimum
     Type of Account               Investment	    Investment
     Regular                         $750             $50
     Automatic Investment Plan        $50             $50
     Individual Retirement Account   $250             $50
     Gift to Minors                  $250             $50

Each Fund reserves the right to reject any orders for the purchase of its shares or to limit or suspend, without prior notice, the offering of its shares. The required minimum investments may be waived in the case of qualified retirement plans.

How to Open Your Account by Mail. Please complete the Purchase Application. You can obtain additional copies of the Purchase Application and a copy of the IRA Purchase Application from the Funds by calling 1-800-221-3138. (Please note that you must use a different application than the one provided in the prospectus for an IRA.)

Your completed Purchase Application should be mailed directly to:
  Smith Breeden Mutual Funds
  3200 Horizon Drive
  P.O. Box 61503
  King of Prussia, PA 19406-0903
All applications must be accompanied by payment in the form of a check or money order made payable to "Smith Breeden Mutual Funds." All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks. No cash, credit cards or third party checks will be accepted. When a purchase is made by check and a redemption is made shortly thereafter, the Funds will delay the mailing of a redemption check until the purchase check has cleared your bank, which may take up to 10 calendar days from the purchase date. If you contemplate needing access to your investment shortly after purchase, you should purchase the shares by wire as discussed below.

How to Open Your Account by Wire. You may make purchases by direct wire transfers. To ensure proper credit to your account, please call the Funds at 1-800-221-3137 for instructions prior to wiring funds. Funds should be wired through the Federal Reserve System as follows:

                      United Missouri Bank
                    A.B.A. Number 10-10-00695
              For the account of FPS Services, Inc.
                  Account Number 98-7037-071-9
         For credit to (identify which Fund to purchase)
        For further credit to: (investor account number)
                 (name or account registration)
         (Social Security or Tax Identification Number)

Following such wire transfer, you must promptly complete a Purchase Application and mail it to the Funds at the following address: Smith Breeden Mutual Funds, 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903. Shares will not be redeemed until the Funds receive a properly completed and executed Purchase Application.

Telephone Transactions. The privilege to initiate redemption or exchange transactions by telephone is made automatically available to shareholders when opening an account, unless they indicate otherwise by checking the appropriate boxes on the Purchase Application. Each Fund will employ reasonable procedures to ensure that instructions communicated by telephone are genuine. If reasonable procedures are not implemented, the Funds may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, you are liable for any loss due to unauthorized transactions. The Funds reserve the right to refuse a telephone transaction if they believe it is advisable to do so.

If   you   have   any  questions,  please  call  the   Funds   at
1-800-221-3138.

How to Add to Your Account. You may make additional investments by mail or by wire in an amount equal to or greater than $50. When adding to an account by mail, you should send the Funds your check, together with the additional investment form from a recent statement. If this form is unavailable, you should send a signed note giving the full name of the account and the account number. For additional investments made by wire transfer, you should use the wiring instructions listed above. Be sure to include your account number.
Automatic Investment Plan. You may make purchases of shares of each Fund automatically on a regular basis ($50 minimum per transaction). You must meet the Automatic Investment Plan's ("the Plan") minimum initial investment of $50 before the Plan may be established. You have two options under the Plan to make investments. One is by automatic payroll deduction. Under this method, you authorize your employer to direct a portion of each paycheck to be invested in the Fund of your choice. Your employer must be using direct deposit to process its payroll in order for you to elect this method. Under the other method, your bank debits a preauthorized amount from your checking or savings account each month and applies the amount to your investment in Fund shares. In order to have your bank account debited automatically for investment into the Funds, your financial institution must be a member of the Automated Clearing House. No service fee is currently charged by the Funds for participation in either method under the Plan. A $20 fee will be imposed by the Funds if sufficient funds are not available in your bank account, or if your bank account has been closed at the time of the automatic transaction. You may adopt either method under the Plan at the time an account is opened by completing the appropriate section of the Purchase Application. Enclosed with the application are the necessary forms to deliver to your employer to set up the payroll deduction. You may obtain an application to establish the Automatic Investment Plan after an account is opened by calling the Funds at 1-800-221-3138. In the event you discontinue participation in the Plan, the Funds reserve the right to redeem your Fund account involuntarily, upon sixty days' written notice, if the account's net asset value is $500 or less.

Purchasing Shares Through Other Institutions. If you purchase shares through a program of services offered or administered by a broker-dealer, financial institution, or other service provider, you should read the program materials, including information relating to fees, in addition to this Prospectus. Certain services of a Fund may not be available or may be modified in connection with the program of services provided, and service providers may establish higher minimum investment amounts. The Funds may only accept requests to purchase additional shares into a broker-dealer street name account from the broker-dealer.

Certain broker-dealers, financial institutions, or other service providers that have entered into an agreement with the Adviser or Principal Underwriter may enter purchase orders on behalf of their customers by phone, with payment to follow within several days as specified in the agreement. The Funds may effect such purchase orders at the net asset value next determined after receipt of the telephone purchase order. It is the responsibility of the broker-dealer, financial institution, or other service provider to place the order with the Funds on a timely basis. If payment is not received within the time specified in the agreement, the broker-dealer, financial institution, or other service provider could be held liable for any resulting fees or losses.
Miscellaneous. The Funds will charge a $20 service fee against your account for any check or electronic funds transfer that is returned unpaid. You will also be responsible for any losses suffered by the Funds as a result. In order to relieve you of responsibility for the safekeeping and delivery of stock certificates, the Funds do not currently issue certificates.


                     HOW TO EXCHANGE SHARES

Shares of any Fund may be exchanged for shares of another Fund at any time. This exchange offer is available only in states where shares of such other Fund may be legally sold. You may open a new account, or purchase additional shares in an existing account, by making an exchange from an identically registered Smith Breeden Fund account. A new account will have the same registration as the existing account from which the exchange was made, and is subject to the same initial investment minimums.

Exchanges may be made either in writing or by telephone. Written instructions should be mailed to 3200 Horizon Drive, King of Prussia, PA 19406 and must be signed by all account owners, and accompanied by any properly endorsed outstanding share certificates, if applicable. The telephone exchange is automatically accepted unless checked otherwise. The telephone exchange privilege is available only for uncertificated shares. During periods of drastic economic or market changes, it is possible that exchanges by telephone may be difficult to implement. In this event, shareholders should follow the written exchange procedures. The telephone exchange privilege may be modified or discontinued by the Funds at any time upon a 60 day notice to the shareholders. To exchange by telephone, you must follow the instructions below under "How to Redeem by Telephone."

The Funds will accept exchange orders by telephone or other means of electronic transmission from broker-dealers, financial institutions or other service providers who execute an agreement with the Adviser or Principal Underwriter. It is the responsibility of the broker-dealer, financial institution or other service provider to place the exchange order on a timely basis.

Exchanges are made on the basis of the Funds' relative net asset values. Because the exchange is considered a redemption and purchase of shares, the shareholder may recognize a gain or loss for federal income tax purposes. Backup withholding and information reporting may also apply. Additional information regarding the possible tax consequences of such an exchange is included under the caption "Additional Information on Distributions and Taxation" in the Funds' Statements of Additional Information.

   There are differences among the Funds. When exchanging shares, shareholders should be aware that the Funds might have different dividend payment dates. The dividend payment schedules should be checked before exchanging shares. The amount of any accumulated, but unpaid, dividend is included in the net asset value per share.
If you buy shares by check, you may not exchange those shares for up to 10 calendar days to ensure your check has cleared. If you intend to exchange shares soon after their purchase, you should purchase the shares by wire or contact the Funds at 1-800-221-3137 for further information.

The Funds reserve the right to temporarily or permanently terminate, with or without advance notice, the exchange privilege of any investor who makes excessive use of the exchange privilege
(e.g., more than five exchanges per calendar year).

Additional documentation may be required for exchange requests if shares are registered in the name of a corporation, partnership or fiduciary. Please contact the Funds for additional information concerning the exchange privilege.

                      HOW TO REDEEM SHARES

You may redeem shares of the Funds at any time. The price at which the shares will be redeemed is the net asset value per share next determined after proper redemption instructions are received by the Transfer Agent or other agent designated by the Funds. See "Pricing of Fund Shares." There are no charges for the redemption of shares, except that a fee of $9 is charged for each wire redemption. Depending upon the redemption price you receive, you may realize a capital gain or loss for federal income tax purposes.

How to Redeem by Mail to Receive Proceeds by Check. To redeem shares by mail, simply send an unconditional written request to the Funds specifying the number of shares or dollar amount to be redeemed, the name of the Fund, the name(s) on the account registration and the account number. A request for redemption must be signed exactly as the shares are registered. If the amount requested is greater than $25,000, or the proceeds are to be sent to a person other than the recordholder or to a location other than the address of record, each signature must be guaranteed by a commercial bank or trust company in the United States, a member firm of the National Association of Securities Dealers, Inc. or other eligible guarantor institution. A notary public is not an acceptable guarantor. Guarantees must be signed by an authorized signatory of the bank, trust company, or member firm, and "Signature Guaranteed" must appear with the signature. Additional documentation may be required for the redemption of shares held in corporate, partnership or fiduciary accounts. In case of any questions, please contact the Funds in advance.

A Fund will mail payment for redemption within seven days after receiving proper instructions for redemption. However, the Funds will delay payment for 10 calendar days on redemptions of recent purchases made by check. This allows the Funds to verify that the check used to purchase Fund shares will not be returned due to insufficient funds and is intended to protect the remaining investors from loss.
How to Redeem by Telephone. The redemption of shares by telephone is available automatically unless you elected to refuse this redemption privilege on your Purchase Application. Shares may be redeemed by calling the Funds at 1-800-221-3137. Proceeds redeemed by telephone will be mailed to your address, or wired or credited to your preauthorized bank account. To establish wire redemption privileges, you must select the appropriate box on the Purchase Application and enclose a voided check.

In order to arrange for telephone redemptions after your account has been opened, or to change the bank account or address designated to receive redemption proceeds, you must send a written request to your Fund. The request must be signed by each registered holder of the account with the signatures guaranteed by a commercial bank or trust company in the United States, a member firm of the National Association of Securities Dealers, Inc. or other eligible guarantor institution. A notary public is not an acceptable guarantor. Further documentation as provided above may be requested from corporations, executors, administrators, trustees and guardians.

Payment of the redemption proceeds for Fund shares redeemed by telephone where you request wire payment will normally be made in federal funds on the next business day. The Funds reserve the right to delay payment for a period of up to seven days after receipt of the redemption request. There is currently a $9 fee for each wire redemption, which will be deducted from your account.

The Funds reserve the right to refuse a telephone redemption or exchange transaction if they believe it is advisable to do so. Procedures for redeeming or exchanging shares of the Funds by telephone may be modified or terminated by the Funds at any time. In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, the Funds have implemented procedures designed to reasonably assure that telephone instructions are genuine. These procedures include: requesting verification of certain personal information; recording telephone transactions; confirming transactions in writing; and restricting transmittal of redemption proceeds only to preauthorized designations. Other procedures may be implemented from time to time. If reasonable procedures are not implemented, the Funds may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, you are liable for any loss for unauthorized transactions.

You should be aware that during periods of substantial economic or market change, telephone or wire redemptions may be difficult to implement. If you are unable to contact the Funds by telephone, you may also redeem shares by delivering or mailing the redemption request to: Smith Breeden Mutual Funds, 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903. 33
The Funds reserve the right to suspend or postpone redemptions during any period when trading on the New York Stock Exchange ("Exchange") is restricted as determined by the Securities and Exchange Commission ("SEC"), or the Exchange is closed for other than customary weekend and holiday closing; the SEC has by order permitted such suspension; or an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable.

Due to the relatively high cost of maintaining small accounts, if your account balance falls below $500 as a result of a redemption or exchange, or if you discontinue the Automatic Investment Plan before your account balance reaches $500, you may be given a 60-day notice to bring your balance to $500 or reactivate an Automatic Investment Plan. If this requirement is not met, your account may be closed and the proceeds sent to you.

Check Writing. In addition to telephone and written redemption requests, the Short Fund offers redemption through check writing. Shareholders electing this option will receive checks that may be used like personal or business checks. There is no limit on the number of checks you may write. Checks must be written for at least $100. There is a $30 fee for returned checks. Because dividends declared on shares held in a shareholder's account, prior redemptions, and possible changes in net asset value may cause the value of the account to change, shareholders should not write a check for the entire value of the account or close the account by writing a check.

In using the check writing privilege, shareholders bear the responsibility of ensuring that the check amount does not exceed the value of their account on the day the check is presented to the Transfer Agent for payment. The day the check is presented for payment is the day the redemption of Fund shares takes place. If insufficient shares are in the account, the check will be returned and no shares will be redeemed. The clearing agent for the check writing facility is United Missouri Bank. Shareholders utilizing check writing are subject to United Missouri Bank's rules governing checking accounts. However, this check writing facility is purely a means to redeem Fund shares. No facilities characteristic of bank accounts, such as deposit insurance, are provided along with the check writing option.

If  you  would  like  to  initiate  check  writing,  please  call
Shareholder Services at 1-800-221-3137 or check the appropriate box on the Purchase Application.

Systematic Withdrawal Plan. A shareholder may establish a Systematic Withdrawal Plan to receive regular periodic payments from the account. An initial balance of $10,000 is required to establish a Systematic Withdrawal Plan. There are no service charges for establishing or maintaining a Systematic Withdrawal Plan. The minimum amount which the shareholder may withdraw periodically is $100. Capital gain distributions and income dividends to the shareholder's account are received in additional shares at net asset value. Payments are then made from the liquidation of shares at net asset value to meet the specified 34
withdrawals. Liquidation of shares may reduce or possibly exhaust the shares in the shareholder's account, to the extent withdrawals exceed shares earned through dividends and distributions, particularly in the event of a market decline. No payment pursuant to a Systematic Withdrawal Plan will be made if there are insufficient shares on deposit on the date of the scheduled distribution. A subsequent deposit of shares will not result in a payment under the plan retroactive to the distribution date. As with other redemptions, a liquidation to make a withdrawal payment is a sale for federal income tax purposes. The entire Systematic Withdrawal Plan payment cannot be considered as actual yield or income since part of the Plan's payment may be a return of capital.

A Systematic Withdrawal Plan may be terminated upon written notice by the shareholder, or by a Fund on a 30 day written notice, and it will terminate automatically if all shares are liquidated or withdrawn from the account or upon the Fund's receipt of notification of the death or incapacity of the shareholder. Shareholders may change the amount (but not below the specified minimums) and schedule of withdrawal payments, or suspend such payments, by giving written notice to the Transfer Agent at least five business days prior to the next scheduled payment. Share certificates may not be issued while a Systematic Withdrawal Plan is in effect.

                  DIVIDENDS AND DISTRIBUTIONS

   The  Short  and  Intermediate Funds  intend  to  make  monthly distributions to their shareholders of net investment income. The Equity Market Plus Fund intends to make quarterly distributions of net investment income. All Funds will distribute net realized gains at least annually. The Financial Services Fund will most likely make only this annual distribution of net realized gains, and at this time, will also distribute any net investment income. Each Fund may make additional distributions if necessary to avoid imposition of a 4% excise tax or other tax on undistributed income and gains.

The monthly distributions for the Short Fund's shares are quoted ex-dividend on the business day after record date (the "ex-date"). Record date is usually the first or second business day of the month. If a shareholder elects to reinvest dividends, the date the dividends are reinvested is also the ex-date. Dividends are paid in cash by the Short Fund generally one week after the ex-date.

The Intermediate Fund will declare daily dividends for shareholders of record. The Intermediate Fund's dividend payable date, and the day that dividends are reinvested for shareholders who have made this election, is the last business day of the month. Shares begin accruing dividends on the business day after federal funds (funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares, and continue to accrue dividends through and including the day the redemption order for the shares is executed. If an investor closes his account, any accrued dividends through and including the day of redemption will be paid as part of the redemption proceeds.
Dividends and capital gains distributions may be declared more or less frequently at the direction of the Trustees. In order to be entitled to a dividend or a distribution, an investor must acquire a Fund's shares on or before the record date. Caution should be exercised, however, before purchasing shares immediately prior to a distribution record date. Since the value of a Fund's shares is based directly on the amount of its net assets, rather than on the principle of supply and demand, any distribution of income or capital gain will result in a decrease in the value of its shares equal to the amount of the distribution. While a dividend or capital gain distribution received shortly after purchasing shares represents, in effect, a return of the shareholder's investment, it may be taxable as dividend income or capital gain. You may separately elect to reinvest income dividends and capital gains distributions in shares of a Fund or receive cash as designated on the Purchase Application. You may change your election at any time by sending written notification to your Fund. The election is effective for distributions with a dividend record date on or after the date that the Funds receive notice of the election. If you do not specify an election, all income dividends and capital gains distributions will automatically be reinvested in full and fractional shares of the Fund from which they were paid. Shareholders may also elect to have dividends automatically reinvested in a fund different than the one from which the dividends were paid. A shareholder may write the transfer agent, or complete the appropriate section of the Purchase Application, to designate such an election, but must have already established an account in the other fund. The transfer agent's address is on the back of the Prospectus. Reinvested dividends and distributions receive the same tax treatment as those paid in cash.

              SHAREHOLDER REPORTS AND INFORMATION

The Funds will provide the following statements and reports:

Confirmation and Account Statements. After each transaction that affects the account balance or account registration, including the payment of dividends, you will receive a confirmation statement.

Form 1099. By January 31 of each year, all shareholders will receive Form 1099, which will report the amount and tax status of distributions paid to you by the Funds for the preceding calendar year.

Financial Reports. Financial reports are provided to shareholders semiannually. Annual reports will include audited financial statements. To reduce the Funds' expenses, one copy of each report will be mailed to each Taxpayer Identification Number even though the investor may have more than one account in a Fund.

Reports to Depository Institutions. Shareholders of the Short or Intermediate Funds who are financial institutions may request receipt of monthly or quarterly reports which provide information about the Short or Intermediate Fund's investments considering regulatory risk-based asset categories.
If you need additional copies of previous statements, you may order statements for the current and preceding year at no charge. Call 1-800-221-3137 to order past statements. If you need information on your account with the Funds or if you wish to submit any applications, redemption requests, inquiries or notifications, please contact: Smith Breeden Mutual Funds, 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903 or call 1-800-221-3137.


                        RETIREMENT PLANS

The Funds have a program under which you may establish an Individual Retirement Account ("IRA") with the Funds and purchase shares through such account. Shareholders wishing to establish an IRA should consult their tax adviser regarding (1) their individual qualifying status and (2) the tax regulations governing these accounts. The minimum initial investment in each Fund for an IRA is $250. There is a $12 annual maintenance fee charged to process an account. This fee is waived for accounts greater than $10,000. You may obtain additional information regarding establishing such an account by calling the Funds at 1-800-221-3138.

   The Funds may be used as investment vehicles for established defined contribution plans, including simplified employee, 401(k), 403(b), profit-sharing, money purchase, and simple pension plans ("Retirement Plans"). For details concerning Retirement Plans, please call 1-800-221-3138.

                 SERVICE AND DISTRIBUTION PLANS

Each Fund has adopted a Distribution and Services Plan (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The purpose of the Plans is to permit the Adviser to compensate investment dealers and other persons involved in servicing shareholder accounts for services provided and expenses incurred in promoting the sale of shares of the Funds, reducing redemptions, or otherwise maintaining or improving services provided to shareholders by such dealers or other persons. The Plans provide for payments by the Adviser out of its advisory fee to dealers and other persons at an annual rate of up to 0.25% of a Fund's average net assets, subject to the authority of the Trustees to reduce the amount of payments permitted under the Plan or to suspend the Plan for such periods as they may determine. Subject to these limitations, the Adviser shall determine the amount of such payments and the purposes for which they are made.

Any distribution and service related payments made by the Adviser to investment dealers or other persons are subject to the continuation of the Plans, the terms of any related service agreements, and any applicable limits imposed by the National Association of Securities Dealers, Inc.


                             TAXES

Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code. In each taxable year that a Fund so qualifies, such Fund (but not its shareholders) will be relieved of federal income tax on the part of its net investment income and net capital gain that is distributed to shareholders. Each Fund will distribute annually, substantially all of its net investment income and net capital gains on a current basis.

All Fund distributions from net investment income (whether paid in cash or reinvested in additional shares) will be taxable to its shareholders as ordinary income, except that any distributions of a Fund's net long-term capital gain will be taxable to its shareholders as long-term capital gain, regardless of how long they have held their Fund shares. Each Fund provides federal tax information to its shareholders annually about distributions paid during the preceding year.

It is not anticipated that any of the Funds' distributions will qualify for either the corporate dividends-received deduction or tax-exempt interest income. Distributions will also probably be subject to state and local taxes, depending on each shareholder's tax situation. While many states grant tax-free status to mutual fund distributions paid from interest income earned from direct obligations of the U.S. Government, none of the Short or Intermediate Fund's distributions are expected to qualify for such tax-free treatment, and only an insignificant amount of the Equity Market Plus Fund's distributions are expected to so qualify.

The Funds will be required to withhold federal income tax at a rate of 31% ("backup withholding") from distribution payments and redemption and exchange proceeds if you fail to properly complete the Purchase Application.

The foregoing is only a summary of some of the important federal tax considerations generally affecting each Fund and its shareholders. See "Taxes" in the relevant Statement of Additional Information for further discussion. There may be other federal, state or local tax considerations applicable to you as an investor. You therefore are urged to consult your tax adviser regarding any tax-related issues.

                       CAPITAL STRUCTURE

The Smith Breeden Trust and the Smith Breeden Series Fund are both Massachusetts business trusts. The Trust was organized under an Agreement and Declaration of Trust, dated December 18, 1991. The Series Fund was organized under an Agreement and Declaration of Trust dated October 3, 1991. Copies of both Agreements, which are governed by Massachusetts law, are on file with the Secretary of State of the Commonwealth of Massachusetts. The Trust and the Series Fund have the same Trustees.
The Trustees have the authority to issue shares in an unlimited number of funds of either the Series Fund or Trust. Each such fund's shares may be further divided into classes. The assets and liabilities of each such fund will be separate and distinct. All shares when issued are fully paid, non-assessable and redeemable, and have equal voting, dividend and liquidation rights.

Shareholders of the separate funds of the Series Fund or Trust will vote together in electing trustees and in certain other matters. Shareholders in each fund of the Series Fund should be aware that the outcome of the election of trustees and of certain other matters could be controlled by the shareholders of another fund. The shares have noncumulative voting rights, which means that holders of more than 50% of the shares voting for the election of the trustees can elect 100% of the trustees if they choose to do so.

Although neither the Series Fund nor the Trust is required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove trustees, or to take other actions as provided in the respective Declaration of Trust. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate  with  the  other shareholders  for  the  purpose  of obtaining the signatures necessary to demand a meeting to consider the removal of a trustee, both the Series Fund and Trust have undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

Under  Massachusetts law, shareholders of a business  trust  may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both (i) any liability was greater than a Fund's insurance coverage and (ii) a Fund itself was unable to meet its obligations.




                TRANSFER AND DIVIDEND DISBURSING
                      AGENT, CUSTODIAN AND
                     INDEPENDENT ACCOUNTANTS

FPS Services, Inc. ("FPS Services" or the "Transfer Agent"), 3200 Horizon Drive, King of Prussia, PA 19406, acts as each Fund's Transfer and Dividend Disbursing Agent. See "Management of the Funds." The Bank of New York acts as the custodian of each Fund's assets. The Bank of New York's address is 48 Wall Street, New York, New York 10286. Neither the Transfer and Dividend Disbursing Agent nor the Custodian has any part in deciding the Funds' investment policies or which securities are to be purchased or sold for the Funds' portfolios. Deloitte & Touche, LLP, has been selected to serve as independent auditors of the Company for the fiscal year ending March 31, 1998.
                        FUND PERFORMANCE

Each Fund may quote the Fund's average annual total and/or aggregate total return for various time periods in advertisements or communications to shareholders. An average annual total return refers to the rate of return which, if applied to an initial investment at the beginning of a stated period and compounded over that period, would result in the redeemable value of the investment at the end of the period assuming reinvestment of all dividends and distributions and reflecting the effect of all recurring fees. An investor's principal in each Fund and the Fund's return are not guaranteed and will fluctuate according to market conditions. When considering "average" total return figures for periods longer than one year, you should note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period. Each Fund also may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Fund for a specific period (again reflecting changes in the Fund's share price and assuming reinvestment of dividends and distributions).

The Short and Intermediate Funds may also advertise current yield and distribution rate information. Current yield reflects the income per share earned by the Short or Intermediate Fund's portfolio investments, and is calculated by dividing a Fund's net investment income per share during a recent 30-day period by a Fund's net asset value on the last day of that period and annualizing the result. The current yield (or "SEC Yield"), which is calculated according to a formula prescribed by the SEC (see the relevant Statement of Additional Information), is not indicative of the dividends or distributions which were or will be paid to a Fund's shareholders. SEC regulations require that net investment income be calculated on a "yield-to-maturity" basis, which has the effect of amortizing any premiums or discounts in the current market value of fixed income securities. Dividends or distributions paid to shareholders are reflected in the current distribution rate which may be quoted to shareholders, and may not reflect amortization in the same manner.

A Fund may also compare its performance to that of other mutual funds and to stock and other relevant indices, or to rankings prepared by independent services or industry publications. For example, a Fund's total return may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc., Value Line Mutual Fund Survey and CDA Investment Technologies, Inc. Total return data as reported in such national financial publications as The Wall Street Journal, The New York Times, Investor's Business Daily, USA Today, Barron's, Money and Forbes, as well as in publications of a local or regional nature, may be used in comparing Fund performance.
   The Equity Market Plus Fund's total return may also be compared to the return of the Standard & Poor's 500 Composite Stock Price Index. For purposes of showing the returns of large company stocks versus small company stocks, or to compare returns versus inflation, The Equity Market Plus Fund's total return may also be compared to the total return of the Nasdaq Composite OTC Index, Nasdaq Industrials Index, Russell 2000 Index, or the Consumer Price Index. The Short Fund's total return may also be compared to that of taxable money funds as quoted in Donaghue's Money Fund Report and other suppliers, and to total returns for the six month U.S. Treasury as published by Merrill Lynch or others. The Intermediate Fund's return will most likely be compared to the total return of the Salomon Brothers Mortgage Index, or the total return of intermediate U.S. Treasury Notes as published by various brokerage firms and others. The Financial Services Fund's return may be compared to the S&P 500 Index return, an investment of 80% in the S&P Financial Composite Index and 20% in money market funds, the Keefe Bruette Wood Index, or the average of the mutual funds in the Morningstar Specialty Financial Category. Further information on performance measurement may be found in the relevant Statement of Additional Information.

Performance quotations of a Fund represent the Fund's past performance and should not be considered representative of future results. The investment return and principal value of an investment in a Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The methods used to compute a Fund's total return and yield are described in more detail in the relevant Statement of Additional Information.


              Part B:  Information Required in
             Statement of Additional Information

N-1A
Item No.   Item                  Location in the
				                             Registration
				                             Statement

10.        Cover Page            Cover Page

11.        Table of Contents     "Contents"

12.        General Information
           and History           See Part A Item 4.

13.        Investment Objective  "Miscellaneous
           and Policies           Investment Practices
				                              and Risk
				                              Considerations";
				                                 "Investment
				                            Restrictions of the
				                            Funds"; "Hedging and
				                            Other Strategies
				                            Using Derivative
				                            Contracts"

14.        Management of the
           Registrant            "Management of the
				                                 Funds"


15.        Control Persons and
           Principal Holders of  "Principal Holders
           Securities 		          of Securities and
				                             Controlling Persons"

16.        Investment Advisory   "The Investment
	          and Other Services     Advisory Agreement
				       and Other Services"


17.        Brokerage Allocation  "The Investment
				                              Advisory Agreement
				                              and Other Services"

18.        Capital Stock and     "Additional Information
           Other Securities       Regarding Purchases
				                              and Redemptions of
				                              Fund Shares"

19.        Purchase, Redemption  "Additional Information
           and Pricing of         Regarding Purchases
           Securities Being       and Redemptions of
           Offered                Fund Shares"

20.        Tax Status            "Taxes"

21.        Underwriters          "Additional Information
                                  Regarding Purchases
				                              and Redemptions of
				                              Fund Shares"

22.        Calculation of
           Performance Data      "Standard Performance
                                  Measures"

23.        Financial Statements  "Report of Independent
                                  Auditors and Financial
                                  Statements"

                       SMITH BREEDEN TRUST

              SMITH BREEDEN EQUITY MARKET PLUS FUND
              SMITH BREEDEN FINANCIAL SERVICES FUND

               STATEMENT OF ADDITIONAL INFORMATION

                       DECEMBER 22, 1997

                   100 Europa Drive, Suite 200
             Chapel Hill, North Carolina 27514-2310
                         (919) 967-7221

   This Statement of Additional Information contains information pertaining to Smith Breeden Equity Market Plus Fund and the Smith Breeden Financial Services Fund, which may be useful to investors and is not included in the Prospectus of the Smith Breeden Mutual Funds. This Statement is not a Prospectus and is only authorized for distribution when accompanied or preceded by the Prospectus of the Smith Breeden Mutual Funds dated December 22, 1997, as may be amended from time to time. The Statement should be read together with the Prospectus.

Contents
Page

DEFINITIONS                                                2
INVESTMENT RESTRICTIONS OF THE FUND                        2
MISCELLANEOUS INVESTMENT PRACTICES AND RISK CONSIDERATIONS 4 HEDGING AND OTHER STRATEGIES USING DERIVATIVE CONTRACTS 10
TAXES                                                     17
FUND CHARGES AND EXPENSES                                 18
MANAGEMENT OF THE FUND                                    19
THE INVESTMENT ADVISORY AGREEMENT AND OTHER SERVICES      20
PRINCIPAL HOLDERS OF SECURITIES AND CONTROLLING PERSONS   23
DETERMINATION OF NET ASSET VALUE                          24
ADDITIONAL INFORMATION REGARDING PURCHASES
     AND REDEMPTIONS OF FUND SHARES                       25
SHAREHOLDER INFORMATION                                   26
SUSPENSION OF REDEMPTIONS                                 26
SHAREHOLDER LIABILITY                                     27
STANDARD PERFORMANCE MEASURES                             27
INDEPENDENT AUDITORS                                      29
EXPERTS                                                   30
REPORT OF INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS   30
                       SMITH BREEDEN TRUST
              SMITH BREEDEN EQUITY MARKET PLUS FUND
              SMITH BREEDEN FINANCIAL SERVICES FUND
               Statement of Additional Information


                           DEFINITIONS

The "Trust"  --     Smith Breeden Trust
The "Funds"  --     Smith Breeden Equity Market Plus Fund and the
Smith Breeden Financial Services Fund
The "Adviser"       --   Smith Breeden Associates, Inc., the
Fund's investment adviser.
The "Custodian"     --   The Bank of New York, the Funds'
custodian.
"FPS Services"      --   FPS Services, Inc., the Fund's investor
servicing agent.


               INVESTMENT RESTRICTIONS OF THE FUND

    Subject to the Funds' ability to invest all or substantially all of its assets in another investment company with substantially the same investment objective, as fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, a Fund may not and will not engage in the following activities. The Investment Company Act of 1940 (the "Investment Company Act") provides that a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.)

1. Issue senior securities, borrow money or pledge its assets, except that the Fund may borrow from banks or through reverse repurchase agreements or dollar rolls up to 33 1/3% of the value of its respective total assets (calculated when the loan is made) for temporary, extraordinary or emergency purposes and to take advantage of investment opportunities and may pledge up to 33 1/3% of the value of its total assets to secure such borrowings. For purposes of this restriction, the purchase or sale of securities on a "when issued" or delayed delivery basis, the purchase and sale of futures contracts, the entry into forward contracts, reverse repurchase agreements and dollar roll transactions, short sales, interest rate caps, floors and swaps, mortgage swaps, and collateral arrangements with respect thereto and such other practices as may be determined by counsel to the Fund (consistent with pronouncements of the Securities and Exchange Commission) are not deemed to be a pledge of assets and none of such transactions or arrangements nor obligations of the Fund to Trustees pursuant to deferred compensation arrangements are deemed to be the issuance of a senior security.

2. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.
3. Acquire, sell, lease or hold real estate or real estate limited partnerships, except that it may invest in securities of companies which deal in real estate and in securities collateralized by real estate or interests therein and it may acquire, sell, lease or hold real estate in connection with protecting its rights as a creditor.

4. Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options thereon. (Does not include caps, floors, collars or swaps.)

5.   Invest in interests in oil, gas, mineral leases   or other
     mineral exploration or development program.

6. Invest in companies for the purpose of exercising control or management.

7. Purchase securities of other investment companies, except to the extent permitted by the Investment Company Act.

8. Make loans of money or property to any person, except through loans of portfolio securities to qualified institutions, the purchase of debt obligations in which the Fund may invest consistently with its investment objectives and policies and investment limitations or the investment in repurchase agreements with qualified institutions. The Fund will not lend portfolio securities if, as a result, the aggregate of such loans exceeds 33 1/3% of the value of the Fund's total assets (including such loans).

9. Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions); provided that the deposit or payment by the Fund of initial or variation margin in connection with options or futures contracts is not considered the purchase of a security on margin.

10. Make short sales of securities or maintain a short position if, when added together, more than 25% of the value of the Fund's net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales, and (ii) allocated to segregated accounts in connection with short sales. Short sales
     "against the box" are not subject to this limitation.

    In addition to the items listed above, the Equity Market Plus
Fund will not, as a matter of fundamental policy:

1. Purchase any security (other than obligations of the U.S. Government, its agencies and instrumentalities) if as a result 25% or more of the Fund's total assets (determined at the time of investment) would be invested in one or more issuers having their principal business activities in the same industry.
2. Purchase any security, other than mortgage-backed securities, obligations of the U.S.
     Government, its agencies or instrumentalities or collateralized mortgage obligations, if as a result the Fund would have invested more than 5% of its respective total assets in securities of issuers (including predecessors) having a record of less than three years of continuous operation.

It is contrary to the Funds' present policy, which may be changed without shareholder approval, to:

     (a)  sell over-the-counter options which it does not own; or
     (b) sell options on futures contracts which options it does not own.

   All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency exist immediately after and as a result of such investment.

        MISCELLANEOUS INVESTMENT PRACTICES AND RISK
                 CONSIDERATIONS

   Unless so indicated, each Fund may engage in each of the following investment practices or make the following investments.
However, the fact that a Fund may engage in a particular practice does not necessarily mean that it will actually do so.

   Repurchase Agreements.   A repurchase agreement is a contract
under which the Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Funds' present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers. Repurchase agreements may also be viewed as loans made by a Fund which are collateralized by the securities subject to repurchase. The Adviser will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if a Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.
   Forward Commitments. A forward commitment represents a contract to purchase securities for a fixed price at a future date beyond customary settlement time (referred to as "forward commitments" or "when issued" or "delayed delivery" securities) if, when entering into a forward commitment, a Fund will hold until the settlement date, in a segregated account, liquid securities in an amount sufficient to meet the purchase price, or the Fund will enter into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous return or price. Although a Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, a Fund may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. A Fund may realize short-term profits or losses upon the sale of forward commitments.

   Securities Loans. The Fund may make secured loans of securities amounting to not more than 33 1/3% of the Fund's total assets thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of the Funds' policy, securities loans are made to broker-dealers pursuant to an agreement requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Fund may also call such loans in order to sell the securities involved.

   Borrowing. The Funds may borrow from banks and enter into reverse repurchase agreements or dollar rolls up to 33 1/3% of the value of the Fund's total assets (computed at the time the loan is made) to take advantage of investment opportunities and for extraordinary or emergency purposes, or for the clearance of transactions. The Funds may pledge up to 33 1/3% of its total assets to secure these borrowings. If a Fund's asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings even though it may be disadvantageous at that time from an investment point of view. A Fund will incur borrowing costs when it leverages, including payment of interest and any fee necessary to maintain a line of credit, and may be required to maintain a minimum average balance. If the income and 5 appreciation on assets acquired with borrowed funds exceed their borrowing cost, the Fund's investment performance will increase, whereas if the income and appreciation on assets acquired with borrowed funds are less than their borrowing costs, investment performance will decrease. In addition, if a Fund borrows to invest in securities, any investment gains made on the securities in excess of the costs of the borrowing, and any gain or loss on hedging, will cause the net asset value of the shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the money borrowed) to a Fund, the net asset value of the Fund's shares will decrease faster than would otherwise be the case. This speculative characteristic is known as "leverage."

   Reverse Repurchase Agreements and Dollar Roll Agreements. The Funds may enter into reverse repurchase agreements and dollar roll agreements with commercial banks and registered broker-dealers to seek to enhance returns. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities.

Dollar rolls are transactions in which the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

   The Funds will establish a segregated account with its custodian in which it will maintain cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements and dollar rolls are considered borrowings by the Fund and result in leverage.
   Foreign Securities. The Financial Services Fund may hold securities of foreign issuers that are not registered with Securities and Exchange Commission ("SEC"), and foreign issuers may not be subject to SEC reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by Funds than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies.

   The Financial Services Fund may invest in foreign securities by purchasing American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") or other securities convertible into securities of issuers based in foreign countries and may also purchase the securities directly in the foreign markets. ADRs are generally in registered form and are denominated in U.S. dollars and are designed for use in U.S. securities markets. EDRs are similar to ADRs but generally are in bearer form, may be denominated in other currencies, and are designed for use in European securities markets. GDRs are similar to EDRs and are designed for use in several international markets. ADRs are typically receipts issued by a U.S. Bank or trust company evidencing ownership of the underlying securities. For purposes of the Fund's investment policies, ADRs, EDRs and GDRs are deemed to have the same classification as the underlying securities they represent.
Thus, an ADR, EDR, or GDR representing ownership of common stock will be treated as common stock.

   The Financial Services Fund anticipates that its brokerage transactions involving foreign securities of companies headquartered outside of the United States will be conducted primarily on the principal exchanges of such countries. Transactions on foreign exchanges are subject to fixed commissions that are generally higher than negotiated commissions on U.S. transactions, although the Fund will endeavor to achieve the best net results in effecting its portfolio transactions. There is generally less government supervision and regulation of exchanges and brokers in foreign countries than in the United States and as a result trade and settlement procedures in foreign securities may involved certain risks or expenses not present in the settlement of domestic transactions (such as delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad).

    Investment income on certain foreign securities in which the Financial Services Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. In addition, with respect to certain foreign countries, there is a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and domestic developments which could affect the value of investments in those countries. In certain countries, legal remedies available to investors may be more limited than 7 those available with respect to investments in the United States or other countries. The laws of some foreign countries may limit the Fund's ability to invest in securities of certain issuers located in those countries.

   Foreign Currency Transactions. The Financial Services Fund may conduct foreign currency transactions on a spot (i.e. cash) or forward basis (i.e. by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specified amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

      The  Financial  Services  Fund  may  use  currency  forward contracts to hedge against a decline in the value of its investments denominated in foreign currency. For example, if the Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, called a "position hedge" would tend to offset both positive and negative currency fluctuations, but would not offset changes in the value of its investment caused by other factors.

   Under certain conditions, SEC guidelines require mutual funds to set aside liquid assets in a segregated custodial account to cover currency forward contracts, if done for speculative purposes. Currently, the Fund does not expect to use currency forward contracts for speculative purposes. The Fund will not segregate assets to cover its forward contracts entered into for hedging, such as the position hedge described above.

   Collateralized Mortgage Obligations ("CMOs"). The Fixed Income Segment of the Equity Market Plus Fund may invest in CMOs. A CMO is a security backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series, which have different maturities representing interests in some or all of the interest or principal on the underlying collateral or a combination thereof. Payments of interest or principal on some classes or series of CMOs may be subject to contingencies, or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pools are repaid. In the event of 8
sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its stated maturity. Thus, the early retirement of a particular class or series of a CMO held by the Funds would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security. Another type of CMO is a real estate mortgage investment conduit ("REMIC") which qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property and other permitted investments.

   CMOs also include securities representing the interest in any excess cash flow and/or the value of any collateral remaining after the issuer has applied cash flow from the underlying mortgages or mortgage-backed securities to the payment of principal of and interest on all other CMOs and the administrative expenses of the issuer ("Residuals"). Residuals have value only to the extent that income from such underlying mortgages or mortgage-backed securities exceeds the amounts necessary to satisfy the issuer's debt obligations represented by all other outstanding classes or series of the CMOs. In addition, if a CMO bears interest at an adjustable-rate, the cash flows on the related Residual will also be extremely sensitive to the level of the index upon which the rate adjustments are based.


   In reliance on an interpretation by the Securities and Exchange Commission ("SEC"), the Funds' investments in certain qualifying CMOs and REMICs are not subject to the 1940 Act's limitations on acquiring interests in other investment companies. CMOs and REMICs issued by an agency or instrumentality of the U.S. Government are considered U.S. Government securities for the purposes of this Prospectus.

   Stripped Securities ("STRIPS"). The Fixed Income Segment of the Equity Market Plus Fund may invest in STRIPS. STRIPS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of underlying assets. A common type of STRIP will have one class receiving all of the interest from the underlying assets ("interest-only" or "IO" class), while the other class will receive all of the principal ("principal-only" or "PO" class). However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. STRIPS are unusually volatile in response to changes in interest rates. The yield to maturity on an IO class of STRIPS is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on the Fund's yield to maturity to the extent it invests in IOs. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. Thus, if the underlying assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in these securities, even if the STRIPS were rated of the highest credit quality by S&P or 9
Moody's, respectively. The Adviser will seek to manage these risks (and potential benefits) by investing in a variety of such securities and by using certain hedging techniques, as described in "Other Investment Practices and Risk Considerations" in the Prospectus. In addition, the secondary market for STRIPS may be less liquid than that for other mortgage-backed or asset-backed securities, potentially limiting the Fund's ability to buy or sell those securities at any particular time.

   The Adviser expects that IO SMBS will be purchased  for  their hedging  characteristics.  Such SMBS will reduce the variance  of
the   Fund's  respective  net  asset  values  from  its  targeted option-adjusted durations..

   Zero Coupon Securities. The Fixed Income Segment of the Equity Market Plus Fund may also invest in "zero coupon" securities, which are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Zero coupon securities tend to be more volatile than other securities with similar stated maturities, but which make regular payments of either principal or interest.

   The Fund is required to accrue and distribute income from zero coupon securities on a current basis, even though it does not receive the income currently. Thus, the Fund may have to sell other investments to obtain cash needed to make income distributions, which may reduce the Fund's assets and may thereby increase its expense ratio and decrease its rate of return.

     HEDGING AND OTHER STRATEGIES USING DERIVATIVE CONTRACTS

   Futures Contracts. When a fund purchases a futures contract it agrees to purchase a specified underlying instrument at a specified future date. When a fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale take place is fixed when the fund enters the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard and Poor's 500 Index (S&P 500). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

   The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument.
Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a future contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The Funds will not use futures contracts for leverage
   Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until delivery date, and it is not cash settled. However, when the contract is entered into, a purchaser or seller is required to deposit "initial margin" with a futures broker, known as a futures commission merchant ("FCM"). Initial margin deposits are typically a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of the margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to a Fund.

   Asset Coverage and Limitations on Futures and Options Transactions. The Funds will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require, will set aside liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures and options strategy is outstanding, unless they are replaced with other suitable assets. As a result there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or a Fund's ability to meet redemption requests.

   In accordance with regulations established by the Commodity Futures Trading Commission, each Fund's aggregate initial margin and premiums on all futures and options contract positions not held for bona fide hedging purposes, will not exceed 5% of a Fund's net assets, after taking into account unrealized profits and losses on such contracts.

   Risks Associated with Correlation of Price Changes. Because there are a limited number of types of exchange-traded option and future contracts, it is likely that the standardized contracts available will not match a Fund's current or anticipated investments directly. The Funds may invest in options and futures contracts based on securities with different maturities or other characteristics from the securities in which they typically invest, which involves a risk that the options or futures position will not track the performance of the Funds' investment.



   Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets versus the securities markets, from structural differences in how options and futures 11 and securities are traded, or from the imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options or futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

   Liquidity of Options and Futures Contracts. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Fund's access to other assets held to cover its option or futures positions could also be impaired.


   OTC Options. Unlike exchange traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Funds greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.


   Purchasing Put and Call Options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specified securities, indices of securities prices, and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, a Fund will lose the entire premium it paid. If a Fund exercises the option, it completes the sale of the underlying instrument at the strike price. A Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary 12 market exists.

   The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

   The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

   Writing Put and Call Options. When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract, a Fund will be required to make margin payments to an FCM as described above for futures contracts. A Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

   If security prices rise, a put writer would generally expect to profit although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because of the premium received for writing the option.

   Writing a call option obligates a Fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up its ability to participate in security price increases and will suffer a loss in the event of an increase.
   Combined Positions. A Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     Options and Futures Relating to Foreign Currencies. The Financial Services Fund may utilize currency futures contracts. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell they underlying currency.

   The Financial Services Fund may purchase and sell currency futures and purchase and write currency options to increase or decrease its exposure to different foreign currencies in order to hedge against the currency risk implicit in the investments which it owns that are denominated in other than U.S. dollars.
Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the Fund's investments, such as a decline in an issuer's creditworthiness. Because the value of the Financial Services Fund's foreign denominated investments changes in response to many factors other than exchange rates, it may not be possible to march the amount of currency options and futures to the value of the Fund's investments exactly over time.

   Equity Swap Contracts. Both the Equity Market Plus Fund and the Financial Services Fund may enter into equity swap contracts. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker-dealer. The counterparty generally agrees to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in the basket of stocks comprising the S&P 500 Index, plus the dividends that would have been received on those stocks. The Fund agrees to pay to the counterparty a floating rate of interest (typically the London Inter Bank Offered Rate) on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks comprising the S&P 14
500 Index (as if the Fund had invested the notional amount in stocks comprising the S&P 500 Index) less the interest paid by the Fund on the notional amount. The Funds will enter into equity swap contracts only on a net basis, i.e., where the two parties' obligations are netted out, with the Fund paying or receiving, as the case may be, only the net amount of any payments. Payments under an equity swap contract may be made at the conclusion of the contract or periodically during its term. If there is default by the counterparty to an equity swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the equity swap contract counterparties will be able to meet their obligations or that, in the event of default, the Funds will succeed in pursuing contractual remedies. A Fund thus assume the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to these contracts. The Funds will closely monitor the credit of equity swap contract counterparties in order to minimize this risk. The Funds will not use equity swap contracts for leverage.

   The Funds may from time to time enter into the opposite side of equity swap contracts (i.e., where the Fund is obligated to pay the increase (net of interest) or receive the decrease (plus interest) on the S&P 500 Index) to reduce the amount of the Fund's equity market exposure. These positions are sometimes referred to as "reverse equity swap contracts".

   The Funds will not enter into any equity swap contract unless, at the time of entering into such transaction, the unsecured senior debt of the counterparty is rated at least A by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's ("S&P"). In addition, the staff of the SEC considers equity swap contracts and reverse equity swap contracts to be illiquid securities. Consequently, while the staff maintains this position, the Fund will not invest in equity swap contracts or reverse equity swap contracts if, as a result of the investment, the total value of such investments together with that of all other illiquid securities which the Fund owns would exceed 15% of the Fund's total assets.

      The Adviser and Funds do not believe that a Fund's obligations under equity swap contracts or reverse equity swap contracts are senior securities, so long as such a segregated account is maintained, and accordingly, the Funds will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap contract and each reverse equity swap contract will be accrued on a daily basis, and liquid securities having an aggregate market value at least equal to the accrued excess will be maintained in a segregated account by a Fund's custodian.

   Interest Rate and Mortgage Swaps, Caps, Floors and Collars. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, for example, an exchange of floating-rate payments for fixed-rate payments. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool 15 or pools of mortgages.

   The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. An interest rate collar combines the elements of purchasing a cap and selling a floor. The collar protects against an interest rate rise above the maximum amount, but gives up the benefits of an interest rate decline below the minimum amount. There can be no assurance that the Funds will be able to enter into interest rate swaps, caps, floors or collars on favorable terms. Furthermore, there can be no assurance that any of the Funds will be able to terminate an interest rate swap or sell or offset interest rate caps, floors or collars notwithstanding any terms in the agreements providing for such termination.

   Inasmuch as these hedging transactions are entered into for hedging purposes, the Adviser and the Funds believe swaps, caps, floors and collars do not constitute senior securities and, accordingly, will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of a Fund's obligations over its entitlement with respect to each interest rate swap will be accrued on a daily basis, and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by a custodian that satisfies the requirements of the Investment Company Act.

     The Funds will enter into these transactions with counter parties who are rated at least A by Moody's and S&P at the time of entering into a contract.

   If there is default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreements related to the transaction. There is no assurance that interest-rate swap, cap, floor or collar counterparties will be able to meet their obligations pursuant to their contracts, or that, in the event of default, a Fund will succeed in pursuing contractual remedies. The Funds thus assume the risk that one of them may be delayed in or prevented from obtaining payments owed to it pursuant to interest rate swaps, caps, floors or collars.

   The swap, cap, floor and collar market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized documentation. As a result, this market has become relatively liquid, although the Funds will still treat these instruments as illiquid investments subject to the limitation on such investments described under "Illiquid Securities" in the Prospectus.
                              TAXES

Taxation of the Fund. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order so to qualify and to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things:

          (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

          (b)              for the Equity Market Plus Fund, and
          only until March 31, 1998, derive less than 30% of its gross income from gains from the sale or other disposition of certain assets (including securities) held for less than three months;

     (c)  distribute with respect to each taxable year at least
90% of its taxable and tax-exempt income for                such
year; and

          (d) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

Qualification as a regulated investment company exempts a Fund from federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends). A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year.
If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its net capital gain for the year ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax. In calculating its income, each Fund must include dividends in income not when received but on the date when the stock in question is acquired or becomes ex-dividend, whichever is later. Also, a portion of the yield on certain high yield securities (including certain payment-in-kind bonds) issued after July 10, 1989 may be treated as dividends.

Return of capital distributions. If a Fund makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares.


                    FUND CHARGES AND EXPENSES

   Management Fees. The Equity Market Plus Fund pays a monthly fee to the Adviser based on the average net assets of the Fund, as determined at the close of each business day during the month, at an annual rate of 0.70%. The fee for the Financial Services Fund is 1.50%. Advisory fees paid by Equity Market Plus Fund for the fiscal year ended March 31, 1997 were $53,341. Advisory fees paid by the Equity Market Plus Fund for each of the last three fiscal years ended March 31 were $11,056, $21,727, and $53,341 respectively. The amount paid by Equity Market Plus Fund in the prior fiscal year from March 31, 1994 through August 1, 1994 reflects a previous advisory contract rate of 0.35% of average net assets. For each of the last three fiscal years ended March 31, the Adviser reimbursed the Equity Market Plus Fund $128,959, $114,100 and $131,965, respectively, under expense limitation provisions. The Financial Services Fund commenced operations December 22, 1997,and as such has not paid as yet any advisory fees for its prior fiscal years.

   Other Expenses. Each Fund pays its own expenses, including, but not limited to auditing, legal, tax preparation and consulting, insurance, custodial, accounting, shareholder servicing and shareholder report expenses. Fees paid to FPS Services which serves as the Fund's shareholder servicing and accounting agent are determined by contract as approved by the Board of Trustees.

                     MANAGEMENT OF THE FUND

The Board of Trustees has the responsibility for the overall management of the Funds, including general supervision and review of its investment activities. The Trustees, in turn, elect the officers of the Funds who are responsible for administering the day-to-day operations of the Funds. Trustees and officers of the Funds are identified in the Prospectus.

   All of the Trustees are Trustees of all the other funds managed by the Adviser and each independent trustee receives fees for his or her services. The Trustees do not receive pension or retirement benefits from the Fund. The table below shows the fees paid by the Equity Market Plus Fund to each independent Director for the fiscal year ended March 31, 1997, but does not reflect fees paid by the other funds managed by the Adviser:

     Director             Aggregate Compensation
     William F. Sharpe                  $ 1,400
     Myron S. Scholes                   $     0
     Stephen M. Schaefer                $ 3,373

   The Financial Services Fund expects to pay $1,667 to each Trustee prior to March 31, 1998.

   The Agreement and Declaration of Trust of the Funds provides that the Funds will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Funds, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Funds or that such indemnification would relieve any officer or Trustee of any liability to the Funds or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

   Trustees and officers of the Funds who are also officers or shareholders of the Adviser will benefit from the advisory fees paid by the Fund.

   Potential Conflicts of Interest. Principals of the Adviser as individuals own approximately 68% of the common stock of Harrington Financial Group ("HFGI"), the holding company for Harrington Bank, FSB of Richmond, Indiana (the "Bank"). As of May 31, 1997, HFGI had total assets of $485 million. HFGI and the Bank may invest in assets of the same types as those to be held by the Funds.

   Douglas T. Breeden, in combination with immediate family members, controls over 75% of the common stock of Community First Financial Group, Inc. ("CFFG"), the holding company for certain banks and thrifts, to which the Adviser renders Investment Advisory services. CFFG and its subsidiaries invest in assets of the same types as those to be held by the Funds.
   The Adviser may also manage advisory accounts with investment objectives similar to or the same as those of the Funds, or different from the Funds but trading in the same type of securities and instruments as the Funds. Portfolio decisions and results of the Funds' investments may differ from those of such accounts managed by the Adviser. When two or more accounts managed by the Adviser seek to purchase or sell the same assets, the assets actually purchased or sold may be allocated among the accounts on a basis determined by the Adviser in its good faith discretion to be equitable. In some cases, this system may adversely affect the size or the price of the position obtainable for the Funds.


      THE INVESTMENT ADVISORY AGREEMENT AND OTHER SERVICES

The investment manager of the Fund is Smith Breeden Associates, Inc. (the "Adviser"). The table in the Prospectus indicates which officers and trustees are affiliated persons of the Adviser.

   Under the Investment Advisory Agreements between the Funds and the Adviser, subject to such policies as the Trustees may determine, the Adviser, at its expense, furnishes continuously an investment program for the Funds and makes investment decisions on behalf of the Funds. Subject to the control of the Trustees, the Adviser also manages, supervises and conducts the other affairs and business of the Funds, furnishes office space and equipment, provides bookkeeping and clerical services and places all orders for the purchase and sale of the Funds' portfolio securities.

   For details of the Adviser's compensation under the Investment Advisory Agreements, see "Fund Charges and Expenses" in this
Statement.   Under the Investment Advisory Agreements, the
Adviser may reduce its compensation to the extent that the Funds' expenses exceed such lower expense limitation as the Adviser may, by notice to the Funds, voluntarily declare to be effective. The expenses subject to this limitation are exclusive of brokerage commissions, interest, taxes, and extraordinary expenses. The terms of the expense limitations currently in effect are described in the Prospectus and on the following page. The Funds pay all expenses not assumed by the Adviser including, without limitation, auditing, legal, tax preparation and consulting, custodial, investor servicing and shareholder reporting expenses.

   The Investment Advisory Agreements provide that the Adviser shall not be subject to any liability to the Funds or to any shareholder of the Funds for any act or omission in the course of or connected with rendering services to the Funds in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of the Adviser.

   The Investment Advisory Agreements may be terminated without penalty by vote of the Trustees or the shareholders of the Fund, or by the Adviser, on 60 days written notice. They may be amended only by a vote of the shareholders of each Fund. The 20
Investment Advisory Agreements also terminate without payment of any penalty in the event of its assignment as defined in the Investment Company Act. The Investment Advisory Agreements provide that they will continue in effect after their initial term of two years only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not "interested persons" of the Adviser or the Funds. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a "majority of the outstanding voting securities".

   Under the terms of the Investment Advisory Agreements, the Adviser performs certain administrative services as follows: (1) coordinates with the Funds' custodian and transfer agent and monitors the services they provide to the Funds; (2) coordinates with and monitors other third parties furnishing services to the Funds; (3) provides the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions for the Funds; (4) supervises the preparation by third parties of all Federal, state and local tax returns and reports of the Funds required by applicable law; (5) prepares and, after approval by the Funds, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law; (6) prepares and, after approval by the Funds, arranges for the filing of such registration statements and other documents with the Securities and Exchange Commission and other Federal and state regulatory authorities as may be required by applicable law; (7) reviews and submits to the officers of the Funds for their approval invoices or other requests for payment of Fund expenses; and (8) takes such other actions with respect to the Funds as may be necessary in the opinion of the Advisor to perform its duties under the agreements.

   The Adviser has voluntarily agreed to bear normal operating expenses (excluding litigation, indemnification and other extraordinary expenses) of the Funds, and, if necessary, to waive its advisory fee, for the period ending August 1, 1998 such that total operating expenses would not exceed 0.88% of the average net assets of the Equity Market Plus Fund and 1.50% of the Financial Services Fund. Such expense limitations, if any, are calculated daily based on average net assets and may be continued or modified by the Adviser at any time in its sole discretion.

Portfolio Transactions

   Investment decisions.   Investment decisions for the Funds and
for the other investment advisory clients of the Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a 21 particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

   Brokerage and research services. Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the Funds of negotiated brokerage commissions. Such commissions vary among different brokers. In addition, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Funds usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Funds includes a disclosed, fixed commission or discount retained by the underwriter or dealer. The Equity Market Plus Fund paid approximately $3,000 in brokerage commissions on futures and options transactions for the last fiscal year and approximately $1,000 for each of the two prior fiscal years ended March 31. The Financial Services Fund commenced operations December 22, 1997, and as of the date of this Statement had not incurred any commission expense. For a discussion of brokerage issues relating to investments by the Financial Services Fund in foreign securities, see "Miscellaneous Investment Practices and Risk Considerations-Foreign Securities".


   The Adviser places all orders for the purchase and sale of portfolio investments for the Funds and may buy and sell investments for the Funds through a substantial number of brokers and dealers. In so doing, the Adviser uses its best efforts to obtain for the Funds the most favorable price and execution available. In seeking the most favorable price and execution, the Adviser, having in mind the Funds' best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

When it is determined that several brokers or dealers are equally able to provide the best net price and execution, the Adviser may execute transactions through brokers or dealers who provide quotations and other services to its advisory clients, including the quotations necessary to determine these clients' net assets, in such amount of total brokerage as may reasonably be required in light of such services, and through brokers and dealers who supply statistical and other data to the Adviser and its clients in such amount of total brokerage as may reasonably be required. 22
   Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Funds (and, if permitted by law, of the other funds managed by the Adviser) as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

   The Adviser conducts extensive proprietary research. The Adviser is not dependent on any broker for such research and analysis and, thus is able to transact business with brokers regardless of the brokers' research capabilities or provision of such research to brokerage customers. The Adviser uses multiple electronic quotation services for trading and pricing purposes. The Adviser pays for these services directly out of its advisory fees. The Adviser is not involved in any soft dollar arrangements. The Adviser does utilize broker pricing guidance for certain assets not consistently available through electronic quotation services.

Investor Servicing Agent and Underwriter

   FPS Services is each Fund's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by each Fund as an expense of all its shareholders. See "Fund Charges and Expenses" in this Statement for information on fees and reimbursements received by FPS Services. FPS Services is also investor-servicing agent for the other funds managed by the Adviser and receives fees from each of those funds for its services.

Custodian

   The Bank of New York ("Custodian") acts as custodian of each of the Fund's assets. In carrying out its duties under its custodian contract, the Custodian may employ one or more subcustodians whose responsibilities will include safeguarding and controlling the each Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on each Fund's investments. Each Fund pays the Custodian an annual fee based on the assets of the Fund and the Fund's securities transactions. Each Fund also pays the Custodian an annual fee based on the Fund's securities holdings for the year and reimburses the Custodian for certain out-of-pocket expenses incurred by it or any subcustodian employed by it in performing custodial services. The Custodian pays the fees and other charges of any subcustodian employed by it.


     PRINCIPAL HOLDERS OF SECURITIES AND CONTROLLING PERSONS

   To the Equity Market Plus Fund's best knowledge, there were no beneficial owners who owned 5% or more of shares of the Fund at September 30, 1997.

Each Fund Trustee owns less than 1% of the shares of the Fund as of September 30, 1997.




                DETERMINATION OF NET ASSET VALUE

   Each Fund determines net asset value as of the close of regular trading on the New York Stock Exchange at 4 p.m. If any securities held by a Fund are restricted as to resale, the Adviser determines their fair value following procedures approved by the Trustees. The Trustees periodically review such valuation procedures. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

   Trading in certain securities is substantially completed each day at various times prior to the close of regular trading on the Exchange. The values of these securities used in determining the net asset value of the Fund's shares are computed as of such times. Because regular trading in most foreign securities markets is completed simultaneously with, or prior to, the close of regular trading on the New York Stock Exchange, closing prices for foreign securities usually are available for purposes of computing the Financial Services Fund's net asset value.
However, in the event that the closing price of a foreign security is not available in time to calculate the Financial Services Fund's net asset value on a particular day, the Fund's Board of Trustees has authorized the use of the market price for the security obtained from an approved pricing service at an established time during the day which may be prior to the close of regular trading in the security. The value of all of the Financial Services Fund's assets and liabilities expressed in foreign currencies will be converted into U.S. dollars at the spot rate of such currencies against U.S. dollars provided by an approved pricing service. Because of the amount of time required to collect and process trading information of large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. Government securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their 24 fair market value following procedures approved by the Trustees.


           ADDITIONAL INFORMATION REGARDING PURCHASES
                 AND REDEMPTIONS OF FUND SHARES

All checks, drafts, wires and other payment mediums used for purchasing or redeeming shares of a Fund must be denominated in U.S. Dollars. A Fund reserves the right, in its sole discretion, to either (a) reject any order for the purchase or sale of shares denominated in any other currency, or (b) to honor the transaction or make adjustments to shareholder's account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

Dividend checks which are returned to a Fund marked "unable to forward" by the postal service will be deemed to be a request to change the dividend option and the proceeds will be reinvested in additional shares at the current net asset value until new instructions are received.

Redemptions in Kind. The Funds are committed to pay in cash all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of a Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amounts, the Trustees reserve the right to make payments in whole or in part in securities or other assets of a Fund in case of any emergency, or if the payment of such redemption in cash would be detrimental to the existing shareholders of a Fund. In such circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets. Should a Fund do so, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

   Principal Underwriter. FPS Broker Services, Inc. (the "Principal Underwriter"), 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 194060903, is the principal underwriter for the Funds and is acting on a best efforts basis. The Principal Underwriter is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The offering of the Funds' shares is continuous.

   The Funds' underwriting agreement with the Principal Underwriter provides that the Funds will pay all fees and expenses in connection with: registering and qualifying their shares under the various state "blue sky" laws; preparing, setting in type, printing, and mailing its prospectuses and reports to shareholders; and issuing their shares, including expenses of confirming purchase orders. The Principal Underwriter acts as the agent of the Funds in connection with the sale of their shares in all states in which the shares are qualified and 25 in which the Principal Underwriter is qualified as a broker-dealer. Under the underwriting agreement, the Principal Underwriter may accept orders for Funds' shares at their offering prices. For these services, the Adviser pays the Principal Underwriter approximately $15,000. The Principal Underwriter may enter into agreements with other broker-dealers for the sale of the Funds' shares by them.

Reinvestment Date. The dividend reinvestment date is the date on which the additional shares are purchased for the investor who has its dividends reinvested. This date will vary and is not necessarily the same date as the record date or the payable date for cash dividends.

   Special Services. The Funds may pay certain financial institutions that maintain accounts with the Funds on behalf of numerous beneficial owners for record keeping operations performed with respect to such beneficial owners. Such financial institutions may also charge a fee for their services directly to their clients.

                     SHAREHOLDER INFORMATION

   Each time shareholders buy, redeem or exchange shares or receive a distribution, they will receive a statement confirming the transaction and listing their current share balance. The Funds also send annual and semiannual reports that keep shareholders informed about each Fund's portfolio and performance, and year-end tax information to simplify their recordkeeping. Shareholders may call FPS Services toll-free at 1-800 221-3137 for more information, including account balances.


                    SUSPENSION OF REDEMPTIONS

   The Funds may not suspend shareholders' right of redemption, or postpone payment for more than seven days, unless the New York Stock Exchange (the "Exchange") is closed for other than customary weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period permitted by order of the Commission for protection of investors.

                      SHAREHOLDER LIABILITY

   Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Funds. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Funds and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Funds or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations. The likelihood of such circumstances is remote.


                  STANDARD PERFORMANCE MEASURES

   Total return data for the Funds may from time to time be presented in this Statement and in advertisements. Total return for the one-year period and for the life of a Fund is determined by calculating the actual dollar amount of investment return on a $1,000 investment in a Fund made at the net asset value at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year is equal to the actual return of the Fund during that period. Total return calculations assume reinvestment of all Fund distributions at net asset value on their respective reinvestment dates. As of March 31, 1997, the average annual total return for the Equity Market Plus Fund since inception is 18.50% and the average annual total return for the one-year period ended March 31, 1997 is 21.41%. For the five year period, the average annual return was 21.3%. Since the Financial Services Fund commenced operations as of the date of this Statement, annualized total return information is not yet available. At times, the Adviser may reduce its compensation or assume expenses of a Fund in order to reduce a Fund's expenses. The per share amount of any such fee reduction or assumption of expenses for the life of a Fund, will be reflected in the Prospectus as updated. Any such fee reduction or assumption of expenses would increase a Fund's total return during the period of the fee reduction or assumption of expenses.

   Independent statistical agencies measure a Fund's investment performance and publish comparative information showing how the Fund, and similar investment companies, performed in specified time periods. The agencies whose reports are commonly used are Morningstar, Inc, Lipper Analytical Services and Wiesenberger Investment Companies Service. From time to time, a Fund may distribute these comparisons to its shareholders or to potential investors.
    Both Funds' performance may also from time to time be compared to Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Financial Services Fund's performance may also be compared to Standard & Poor's Financial Composite. Standard & Poor's performance figures reflect changes of market prices and reinvestment of all regular cash dividends and are not adjusted for commissions or other costs. Because each Fund is a managed portfolio investing in a variety of securities and derivative instruments, the securities it owns will not match those in the Index. Other publications, indices, and averages that may be used are as follows:

a)   CDA Mutual Fund Report, published by CDA Investment
     Technologies, Inc. - analyzes price, current yield, risk, total return and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

b) Mutual Fund Source book, published by Morningstar, Inc. - analyzes price, yield, risk and total return for equity and fixed income funds.

c)   Financial publications:  Barron's, Business Week, Changing
Times, Financial World, Forbes,
     Fortune, and Money magazines - rate fund performance over specified time periods.

d) Consumer Price Index (or Cost of Living Index) published by the U.S. Bureau of Labor Statistics a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

e)   Stocks, Bonds, Bills, and Inflation, published by Ibbotson
     Associates - historical measure of yield, price and total return for common and small company stock, long-term government bonds, treasury bills, and inflation.

f) Savings and Loan Historical Interest Rates - as published in the U.S. Savings & Loan League Fact Book.

g)   Salomon Brothers Broad Bond Index or its component indices -
     The Broad Index measures yield, price and total return for Treasury, Agency, Corporate, and Mortgage bonds.

h) Salomon Brothers Composite High Yield Index or its component indices - The High Yield Index measures yield, price and total return for Long-Term High-Yield Index, Intermediate-Term High-Yield Index and Long-Term Utility High-Yield Index.

i) Lehman Brothers Aggregate Bond Index or its component indices - The Aggregate Bond Index measures yield, price and total return for Treasury, Agency, Corporate, Mortgage, and Yankee bonds.

j)   Lehman Brothers Government/Corporate Bond Index.
k)   Other taxable investments including certificates of deposit
     (CD's), money market deposit accounts (MMDA's), checking accounts, savings accounts, money market mutual funds, repurchase agreements, and government securities.

l) Historical data supplied by the research departments of Lehman Brothers, First Boston Corporation, Morgan Stanley,
     Salomon Brothers, Merrill Lynch, Goldman Sachs, Prudential
     Securities and Donaldson Lufkin and Jenrette.

m) Donoghues's Money Fund Report - industry averages for seven-day annualized and compounded yields taxable, tax-free and government money funds.

n) Total returns and yields for Treasury Securities and fixed income indices as published by Ryan Laboratories or other suppliers.

Volatility. Occasionally statistics may be used to specify Fund volatility or risk. Measures of volatility or risk are generally used to compare fund net asset value or performance relative to a market index. One measure of volatility is beta. The ratio of the expected excess return on the portfolio to the expected excess return on the market index is called beta. Equity funds commonly use the S&P 500 as their market index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average, over a specified period of time. The premise is that greater volatility connotes greater risk undertaken in achieving performance. A statistic often used by sophisticated institutional investors when comparing the relative performance of portfolios is the Sharpe Ratio. This statistic is the portfolio's excess return (relative to T-Bills) divided by the standard deviation of its returns.

All data are based on past performance and do not predict future results.


                      INDEPENDENT AUDITORS

   Deloitte & Touche LLP, 117 Campus Drive, Princeton, New Jersey
08540, are the Funds' independent auditors, providing audit services, tax return review and preparation services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings.

                             EXPERTS

   The financial statements of the Equity Market Plus Fund and related notes thereto attached to this Statement of Additional Information have been so attached in reliance upon the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in auditing and accounting. As the Financial Services Fund commenced operations December 22, 1997, the date of this Statement, there are no audited financial statements yet available for that Fund.


     REPORT OF INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS

See attached reports for the Equity Market Plus for the fiscal year ended March 31, 1997 and for the six-month period ended September 30, 1997. As the Financial Services Fund commenced operations December 22, 1997, there are no such statements for this Fund yet available.









Smith Breeden Equity Plus Fund Annual Report and Performance Review

(Effective December 22, 1997, the name of the Equity Plus Fund will be changed to the Equity Market Plus Fund)

Performance Review

	The Smith Breeden Equity Plus Fund provided a total return of
21.41% in the year ending March 31, 1997.   The Fund's return exceeded
the 19.84% return of its benchmark, the S&P 500 Index, by 1.57%. Since the Fund's inception on June 30, 1992, its return has exceeded that of its benchmark by 14.22%, and on an annualized basis by 1.62%. The graph below plots the Fund's return versus its benchmark and versus the average return of Morningstar Inc.'s Growth and Income fund category.



THE LINE GRAPH DETAILING PERFORMANCE VERSUS THE EQUITY PLUS' INDEX ACCORDING TO ITEM 5a. OF FORM N1-A IS LOCATED HERE IN THE TEXT AND IS DESCRIBED BELOW IN ACCORDANCE WITH REG 232.304 OF REGULATION S-T:

THE GRAPH DEPICTS THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN
THE  VERSUS THE S&P 500 AND VERSUS THE AVERAGE OF
THE FUNDS IN MORNINGSTAR'S GROWTH AND INCOME CATEGORY.
THE EQUITY PLUS' AVERAGE ANNUAL RETURN WAS 21.41% FOR THE ONE YEAR PERIOD, 23.47% THE THREE YEAR PERIOD, 18.50% FOR THE PERIOD
SINCE INCEPTION. THE AVERAGE ANNUAL RETURN OF THE S&P 500 WAS 19.84%
FOR THE ONE YEAR PERIOD, 22.31% FOR THE THREE YEAR PERIOD, 16.88% FOR THE PERIOD FROM INCEPTION. THE AVERAGE ANNUAL
RETURN OF THE AVERAGE OF THE FUNDS IN MORNINGSTAR'S GROWTH AND INCOME
CATEGORY WAS 16.10% FOR THE ONE YEAR PERIOD, 18.35% FOR THE THREE YEAR PERIOD, AND 14.87% FOR THE FIVE YEAR AND SINCE INCEPTION RETURNS.
FROM INCEPTION THROUGH MARCH 31, 1997, AN INVESTMENT
OF $10,000 IN THE EQUITY PLUS WOULD HAVE GROWN TO $22,411, VERSUS
$20,988 IN ITS BENCHMARK, AND $19,320 OF THE AVERAGE OF THE FUNDS IN MORNINGSTAR'S GROWTH AND INCOME CATEGORY.


	The S&P 500 index return was produced by strong corporate earnings rather than by falling interest rates in the year ending March 31, 1997. Corporate earnings were approximately 15% higher in the year ending December 1996 over a year earlier. First quarter 1997 earnings were also generally strong, in many cases exceeding analysts' expectations. The growth in corporate earnings, combined with low unemployment rates, caused some concern that the U.S. economy is growing too fast and this led to moderately rising interest rates due to increased fears of inflation. The thirty-year U.S. Treasury bond yield rose from 6.66% in March 1996 to 7.09% in March 1997. Rising interest rates in turn produced several small sell-offs in the stock market, resulting in declines in the S&P 500 Index in three out of the last twelve months. It is by no means clear that inflation is on the rise however, and much of the gain in corporate earnings can be explained by the high levels of productive investment made by corporations during this economic expansion.

The strategy employed by the Equity Plus Fund to achieve its goal of providing a return in excess of the S&P 500 index has two components.
The Fund uses equity index futures contracts to track the S&P 500 index, and it uses a hedged bond portfolio to provide income to cover the operating costs of the fund as well as the financing costs of the equity index futures contracts. Equity index futures contracts are available with different maturity dates. Because the fund controls when it sells one equity futures contract and buys a new one, it can take advantage of times when one futures contract is cheap relative to another. Approximately 0.30% of the Fund's return in excess of its benchmark for the year ending March
1997 was due to purchasing equity index futures at favorable prices relative to the price of the contracts sold.

	U.S. Government agency mortgage securities produced excellent hedged returns in the year ended March 31, 1997, and the Equity Plus
Fund was able to take advantage of this performance to generate the rest of the Fund's excess return over the S&P 500 index. One factor explaining the superior performance by mortgages was a decline in interest rate volatility. Mortgage buyers demand a yield premium when they purchase mortgage bonds against the risk that interest rates will move in an unfavorable direction. Because interest rate volatility measures the likelihood of changes in the level of interest rates, when volatility falls mortgage buyers demand a smaller premium and consequently the yield on mortgages falls relative to the yield on U.S. Treasury securities. The Equity Plus Fund held approximately 60% of its assets in adjustable-rate mortgages during the year ended on March 31, 1997, and about 20% in fixed-rate mortgages. The remaining assets were invested in U.S. Treasury Bills.

SMITH BREEDEN EQUITY PLUS FUND
SCHEDULE OF INVESTMENTS		MARCH 31, 1997

		                                                       Market
Face Amount	Security	                                       Value

		U.S. GOVERNMENT & AGENCY OBLIGATIONS - 121.45%
		FEDERAL HOME LOAN MORTGAGE CORPORATION - 7.92% *
		FHLMC:
$983,120 	7.50%, due (a) ...................................     $963,150
 103,239	9.50%, due 7/1/02 ................................	106,178

		TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION
		(Cost $1,090,669)				      1,069,328
		FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.94% *
		FNMA:
 110,165	12.50%, due 9/1/12 ..............................	126,541
 104,722	13.50%, due 11/1/14 to 1/1/15 ..................	120,635
		FNMA ARM:
 660,968	7.753%, due 9/1/18..............................	689,968
		TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
			(Cost $916,731)					937,144

		GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 66.09% *
		GNMA ARM:
2,020,000	5.00%, due 3/20/27 ...........................	      1,953,136
1,990,000	5.50%, due (a) ...............................	      1,944,294
2,632,161	6.50%, due 2/20/16 to 10/20/26 ...............	      2,676,380
2,295,509	7.125%, due 4/20/16 to 9/20/22 ...............	      2,353,002
		TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
			(Cost $8,904,340)			      8,926,812

		U.S. GOVERNMENT OBLIGATIONS - 40.50%
		U.S. TREASURY BILL **
   20,000	5.38%, due 5/29/97 .............................	 19,832
1,000,000	5.05%, due 5/29/97 .............................	991,622
  600,000	4.94%, due 5/29/97*** ..........................	594,973
2,000,000	5.12%, due 5/29/97 .............................      1,983,244
  600,000	5.08%, due 5/29/97 .............................	594,973
  700,000	5.06%, due 5/29/97 .............................	694,136
  500,000	5.02%, due 5/29/97 .............................	495,812
  100,000	5.21%, due 11/13/97*** .........................	 96,566
		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $5,472,482)   5,471,158
		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
			(Cost $16,384,222)			     16,404,442

Contracts	OPTION CONTRACTS - 0.13%
 3		Call on 5 Year US Treasury Note futures, expires 5/97,
			strike price $110				     47
37		Put on 5 Year US Treasury Note futures, expires 5/97,
			strike price $104				 17,922
		TOTAL OPTION CONTRACTS (Cost $10,196) ................	 17,969
		TOTAL INVESTMENTS (Cost $16,394,418) - 121.58% ....  16,422,411

		CASH AND OTHER ASSETS LESS LIABILITIES - (21.58%)    (2,915,034)

		NET ASSETS - 100.00% ........................	    $13,507,377


* Mortgage-backed obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage loans. As a result, the average life may be substantially less than the original maturity. The interest rate shown in the rate in effect at March 31, 1997. ARMs have coupon rates which adjust periodically. The adjusted rate is determined by adding a spread to a specified index.
** The interest rate shown is the discount rate paid at the time of purchase by the Fund.
***  Security is segregated as collateral.
(a)   To be Announced
Portfolio Abbreviations:
ARM         -  Adjustable-Rate Mortgage
FHLMC       -  Federal Home Loan Mortgage Corporation
FNMA        -  Federal National Mortgage Association
GNMA        -  Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN EQUITY PLUS FUND
STATEMENT OF ASSETS AND LIABILITIES
31-Mar-97



ASSETS:
   Investments at market value (identified cost $16,394,418)
	(Note 1)						    $16,422,411
   Cash........................................................		 62,780
   Receivables:
      Subscriptions............................................		180,877
      Interest.................................................		 53,648
      Maturities...............................................		  2,590
      Securities sold.........................................	      2,925,313
   Deferred organization expenses (Note 1)...................		  6,796
        TOTAL ASSETS..........................................	     19,654,415

LIABILITIES:
   Variation margin on futures contracts (Note 2)..............		192,294
   Payables:
     Redemptions ..............................................		 50,041
     Securities purchased......................................	      5,876,144
   Due to adviser (Note 3).....................................		  8,343
   Accrued expenses.............................................	 20,216
        TOTAL LIABILITIES.........................................    6,147,038

NET ASSETS:
   (Applicable to outstanding shares of 1,075,509; unlimited number of shares
      of beneficial interest authorized; no stated par).......	    $13,507,377

   Net asset value, offering price and redemption
      price per share ($13,507,377/ 1,075,509)................	 	 $12.56

SOURCE OF NET ASSETS:
   Paid in capital.............................................	    $13,094,357
   Undistributed net investment income..........................	 36,234
   Accumulated net realized gain on investments.................	865,097
   Net unrealized depreciation of investments...................       (488,311)
        NET ASSETS............................................	    $13,507,377



The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN EQUITY PLUS FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 1997


INVESTMENT INCOME:
    Interest and discount earned, net of premium amortization
	(Note 1)......						       $473,488

EXPENSES:
    Advisory fees (Note 3)...........................................	 53,341
    Accounting and pricing services fees...........................	 25,141
    Custodian fees.................................................	 13,067
    Audit and tax preparation fees....................................	 10,250
    Legal fees.......................................................	  2,799
    Amortization of organization expenses (Note 1)..........		 27,791
    Transfer agent fees..............................................	 29,506
    Registration fees...............................................	 27,132
    Trustees fees and expenses...................................	  3,751
    Insurance expense....................................		  6,549
    Other..............................................................	     40
        TOTAL EXPENSES BEFORE REIMBURSEMENT............			199,367
        Expenses reimbursed by Adviser (Note 3)....................... (131,965)
        NET EXPENSES................................................     67,402
        NET INVESTMENT INCOME.......................................	406,086

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain on investments...............................   1,374,343
    Change in unrealized appreciation (depreciation) of investments    (526,585)
    Net realized and unrealized gain on investments................	847,758
    Net increase in net assets resulting from operations.........    $1,253,844



The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN EQUITY PLUS FUND
STATEMENTS OF CHANGES IN NET ASSETS



	 					Year Ended 	 Year Ended
						March 31, 1997	 March 31, 1996
OPERATIONS:
   Net investment income.......................	      $406,086 	       $171,628
   Net realized gain on investments...............   1,374,343	        709,594
   Change in unrealized appreciation (depreciation)
	of investments.....			      (526,585)		(66,654)
   Net increase in net assets resulting from
	operations..................		     1,253,844		814,568

DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income..........     (382,446)	       (159,034)
   Distributions from net realized gains on
	investments............			      (808,371)	       (371,974)
   Total distributions........................	    (1,190,817)	       (531,008)

CAPITAL SHARE TRANSACTIONS:
   Shares sold................................	     8,844,701	      2,256,010
   Shares issued on reinvestment of distributions    1,125,870		502,798
   Shares redeemed..........................	    (1,292,755)	       (383,180)
   Increase in net assets resulting from capital
	share transactions (a)			     8,677,816	      2,375,628
       TOTAL INCREASE IN NET ASSETS.....	     8,740,843	      2,659,188

NET ASSETS:
   Beginning of year..........................	     4,766,534	      2,107,346
   End of year.................................	   $13,507,377 	     $4,766,534

(a)  Transactions in capital shares were as follows:
        Shares sold...........................	       695,525	        183,531
        Shares issued on reinvestment of distributions  93,492	         42,520
        Shares redeemed........................	      (102,037)		(32,004)
        Net increase...........................	       686,980	        194,047
        Beginning balance .....................	       388,529	        194,482
        Ending balance........................	     1,075,509	        388,529




The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN EQUITY PLUS FUND
FINANCIAL HIGHLIGHTS

The following average per share data, ratios and supplemental information has been derived from information provided in the financial statements.


                                                          	      Year	   Year	         Year 	      Year 	  Period
                                                               	Ended	   Ended	Ended	      Ended	  Ended
	                                                             31-Mar-97	  31-Mar-96	31-Mar-95   31-Mar-94	31-Mar-93*
Net Asset Value, Beginning of Period...........................$12.27 	    $10.84        $9.88       $10.85     $10.00
  Income From Investment Operations
  Net investment income......................................... 0.592	      0.615	   0.568	0.476	    0.355
  Net realized and unrealized gain (loss) on investments.........1.813       2.768	   1.081       (0.216)	    1.281
      Total from investment operations.......................... 2.405	      3.383	   1.649	0.26	    1.636

  Less Distributions
  Dividends from net investment income.......................... (0.59)	     (0.583)	  (0.568)      (0.472)	    (0.311)
  Dividends in excess of net investment income..................   -	           -	   0.001           -	       -
  Distributions from net realized gains on investments.........	 (1.525)      (1.37)	  (0.047)      (0.701)	     (0.42)
  Distributions in excess of net realized gains on investments.	    -	         -	  (0.073)      (0.057)	     (0.055)
      Total distributions........................................(2.115)      (1.953)	  (0.689)      (1.23)	     (0.786)

Net Asset Value, End of Period..............................	$12.56 	     $12.27 	 $10.84        $9.88 	     $10.85

Total Return.................................................... 21.41%	      32.30%	  17.18%	2.19%	      22.59%**

Ratios/Supplemental Data
  Net assets, end of period................................  $13,507,377   $4,766,534  $2,107,346   $1,760,519      $903,846
  Ratio of expenses to average net assets <F1>.................	 0.88%	       0.90%	  0.90%	       0.90%	       0.57%**
  Ratio of net investment income to average net assets <F2>.......5.30%	       5.53%	  7.44%	       8.02%	       5.28%**
  Portfolio turnover rate.........................................182%	       107%	   120%	        119%	        271%

<F1>
The annualized ratio of expenses to average net assets prior to reimbursement of expenses by the Adviser was 2.60%, 4.58%,
7.75%, 7.08%, and 28.48% for the years ended March 31, 1997, March 31, 1996, March 31, 1995, March 31, 1994, and the period ended
March 31, 1993, respectively.

<F2> The annualized ratio of net investment income to average net assets prior to reimbursement of expenses by the Adviser was
3.58%, 1.85%, 0.59%, 1.84%, and (22.63%) for the years ended March 31, 1997, March 31, 1996, March 31, 1995, March 31, 1994,
and the period ended March 31, 1993, respectively.

*    Commenced operations June 30, 1992.
**   Annualized

The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN EQUITY PLUS FUND
NOTES TO FINANCIAL STATEMENTS



1.	SIGNIFICANT ACCOUNTING POLICIES
The Smith Breeden Equity Plus Fund (the "Fund") is a series of the Smith Breeden Trust (the "Trust"), an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The following is a summary of significant accounting policies consistently followed by the Fund.

A.	Security Valuation:  Portfolio securities are valued at current market value provided by a pricing service or by a bank or broker/dealer experienced in such matters, when over-the-counter market quotations are readily available. Securities and other assets for which market prices are not readily available are valued at fair market value as determined in accordance with procedures approved by the Board of Trustees.

B.	Distributions and Taxes:  Dividends to shareholders are
recorded on the ex-dividend date. The Fund intends to continue to qualify for and elect the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code, thereby relieving the Fund of federal income taxes. To so qualify, the Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any, less any available capital loss carryforward. As of March 31, 1997, the Fund had no net capital loss carryforward.

C.	Repurchase Agreements:  The Fund may enter into
repurchase agreements with member banks of the Federal Reserve
System having total assets in excess of $500 million and securities dealers, provided that such banks or dealers meet the credit guidelines of the Fund's Board of Trustees. In a repurchase agreement, the Fund acquires securities from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed upon date. The Fund's custodian maintains control or custody of these securities which collateralize the repurchase agreements until maturity of the repurchase agreements. The value of the collateral is monitored daily, and if necessary, additional collateral is received to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of the seller's default. However, in the event of default or bankruptcy of the seller, the Fund's right to the collateral may be subject to legal proceedings.

D.	Reverse Repurchase Agreements:  A reverse repurchase
agreement involves the sale by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. The Fund will maintain a segregated account with its custodian, which will be marked to market daily, consisting of cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to its obligations under reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

E.	Determination Of Gains Or Losses On Sales Of
Securities: Gains or losses on the sale of securities are calculated for accounting and tax purposes on the identified cost basis.

F.	Deferred Organization Expenses:  Deferred organization
expenses are being amortized on a straight-line basis over five years.

G.	Securities Transactions and Investment Income:  Interest
income is accrued daily on both long-term bonds and short-term investments. Interest income also includes net amortization from the purchase of fixed-income securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Transactions are recorded on the first business day following the trade date. Realized gains and losses from security transactions are determined and accounted for on the basis of identified cost.


2.	FINANCIAL INSTRUMENTS

A.	Derivative Financial Instruments Held or Issued for
Purposes other than Trading: The Fund uses interest rate futures contracts for risk management purposes in order to manage the Fund's interest-rate risk relative to its benchmark. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts involve costs and may result in losses. The effective use of futures strategies depends on the Fund's ability to terminate futures positions at times when the Fund's investment adviser deems it desirable to do so. The use of futures also involves the risk of imperfect correlation among movements in the values of the securities underlying the futures purchased and sold by the Fund, of the futures contract itself, and of the securities which are the subject of a hedge.

The Fund had the following open futures contracts as of March 31, 1997:


Type             	 Notional     Position	 Expiration     Unrealized
                     Amount	              Month	         Gain/(Loss)
3 Month Eurodollar $18,000,000	  Long     June, 1997       $(6,781)
3 Month Eurodollar	  9,000,000	  Short	   March, 1998	       8,297
3 Month Eurodollar	  9,000,000	  Short	   September, 1998	   2,210
3 Month Eurodollar	 13,000,000	  Short	   March, 1999       	9,692
3 Month Eurodollar	  9,000,000	  Short	   September, 1999	     584
3 Month Eurodollar	 12,000,000	  Short	   March, 2000	       8,322
3 Month Eurodollar	  1,000,000	  Short	   June, 2000	        1,845
3 Month Eurodollar	 10,000,000	  Short	   September, 2000	  10,705
3 Month Eurodollar	 13,000,000	  Short	   March, 2001	      10,016
10 Year Treasury	      400,000	           Short	June, 1997	  5,982
			                           Total                        $50,872

B.	Derivative Financial Instruments Held or Issued for
Trading Purposes:

The Fund invests in futures contracts on the S&P 500 Index and New York Stock Exchange Index whose returns are expected to track movements in the S&P 500 Index and New York Stock Exchange
Index.

The Fund had the following open futures contracts on the S&P 500 and New York Stock Exchange Indices as of March 31, 1997:


Type	Notional      Position	Expiration	    Unrealized
	Amount			  Month		     Gain/Loss
S&P 500	$10,599,680	Long	June, 1997	     $(423,940)
S&P 500	2,271,360	Long	September, 1997	      (134,280)
NYSE	  199,275	Long	June, 1997	        (8,956)
			           Total	     $(567,176)

The aggregate market value of investments pledged to cover margin requirements for the open positions at March 31, 1997 was $691,539.

3.	INVESTMENT ADVISORY FEES AND OTHER
TRANSACTIONS WITH AFFILIATES

Smith Breeden Associates, Inc. (the "Adviser"), a registered investment adviser, provides the Fund with investment management services. As compensation for these services, the Fund pays the

Adviser a fee computed daily and payable monthly, at an annual rate equal to 0.70% of the Fund's average daily net asset value.

The Adviser has voluntarily agreed to reduce or otherwise limit the expenses of the Fund to 0.88% of the Fund's average daily net assets. This voluntary agreement may be terminated or modified at any time by the Adviser in its sole discretion, except that the Adviser has agreed to limit expenses of the Fund to 0.88% through March 31, 1997. For the year ended March 31, 1997, the Adviser received fees of $53,341 and reimbursed the Fund $131,965.

Effective August 1, 1994, the Fund adopted a Distribution and Services Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to permit the Adviser to compensate investment dealers and other persons involved in servicing shareholder accounts for services provided and expenses incurred in promoting the sale of shares of the Fund, reducing redemptions, or otherwise maintaining or improving services provided to shareholders by such dealers or other persons.

The Plan provides for payments by the Adviser, out of its advisory fee paid to it by the Fund, to dealers and other persons at the annual rate of up to 0.25% of the Fund's average net assets subject to the authority of the Trustees of the Fund to reduce the amount of payments permitted under the Plan or to suspend the Plan for such periods as they may determine. Subject to these limitations, the amount of such payments and the purposes for which they are made shall be determined by the Adviser.

Certain officers and trustees of the Fund are also officers and directors of the Adviser.

4.	INVESTMENT TRANSACTIONS
During the year-ended March 31, 1997, purchases and proceeds from sales of securities, other than short-term investments, aggregated $19,129,765 and $11,798,195, respectively. The cost of securities for federal income tax purposes is $16,394,418. Net unrealized depreciation of investments and futures contracts consists of:

		Gross unrealized appreciation	$    81,061
		Gross unrealized depreciation	   (569,372)
		Net unrealized depreciation	 $ (488,311)

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders,
Smith Breeden Equity Plus Fund of the Smith Breeden Series Trust:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Smith Breeden Equity
Plus Fund of the Smith Breeden Series Trust as of March 31, 1997, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended and the period June 30, 1992 (commencement of operations) to March 31, 1993. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Smith Breeden Equity Plus Fund of the Smith Breeden Series Trust as of March 31, 1997, the results of its operations and its cash flows, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
May 12, 1997

                      SMITH BREEDEN TRUST
                  SMITH BREEDEN EQUITY MARKET PLUS
              SMITH BREEDEN FINANCIAL SERVICES FUND
		        FORM N-1A PART C.
		        OTHER INFORMATION


Item 24.  Financial Statements and Exhibits.

(a)  Financial Statement filed with Part B

(b)  Exhibits:
(1)     Declaration of Trust:   Incorporated by
		Reference for the Smith Breeden Equity
		Market Plus Fund; to be filed by
		amendment hereto for the Smith Breeden
		Financial Services Fund
(2) 	By-Laws:Incorporated by Reference
(3) 	Voting Trust Agreement: Not Applicable
(4) 	Specimen Share Certificate:     Not
		Applicable
(5) 	Form of Investment Advisory Agreement for Smith
		Breeden Trust:     Incorporated by
		Reference for the Smith Breeden Equity
		Market Plus Fund; filed herein for the
		Smith Breeden Financial Services
		Fund
(6)     Form of Underwriting or Distribution Agreement:
		   Incorporated by Reference for the
		Smith Breeden Equity Market Plus Fund;
		filed herein for the Smith Breeden
		Financial Services Fund
(7)     Bonus, Profit Sharing, Pension and Other
		Similar Arrangements:  Not Applicable
(8)     Custodian Agreement:  Incorporated by Reference
(9)(a)  Shareholder Services Agreement:    Incorporated
		by Reference for the Smith Breeden
		Equity Market Plus Fund; to be filed by
		amendment hereto for the Smith Breeden
		Financial Services Fund
(9)(b)  Accounting Services Agreement:    Incorporated
		by Reference for the Smith Breeden
		Equity Market Plus Fund; to be filed by
		amendment hereto for the Smith Breeden
		Financial Services Fund
(9)(c)  Sub-Administration Agreement: Not Applicable
(10)    Opinion and Consent of Counsel:  Incorporated
		by Reference to Pre-Effective Amendment
		Number 2 filed April 14, 1992
(11)    Independent Auditor's Consent:    Incorporated
		by Reference for the Smith Breeden
		Equity Market Plus Fund; filed herein
		for the Smith Breeden Financial
		Services Fund
(12)    Financial Statements Omitted from Item 23:
          	Not Applicable
(13)    Letter of Understanding relating to initial
		capital: Incorporated by Reference
(14)    Model Retirement Plan: Not Applicable
(15)    Form of Rule 12b-1 Plan for Smith Breeden
		Trust:    Incorporated by Reference for
		the Smith Breeden Equity Market Plus
		Fund; filed herein for the Smith
		Breeden Financial Services Fund
(16)    Performance Calculation: Not Applicable
(17)    Financial Data Schedule
(18)	18f-3 Multiclass Plan: Not Applicable

Item 25.  Persons Controlled by or under Common
	  Control with Registrant.

There were no persons controlled by under Common
Control with Registrant.

Item 26.  Number of Holders of Securities.

                          NUMBER OF RECORD HOLDERS
TITLE OF CLASS          AS OF SEPTEMBER 30, 1997

   Smith Breeden Equity
Market Plus Fund                   2,968
Shares of Beneficial Interest

   As of September 30, 1997, the Smith Breeden
   Financial Services Fund had no record holders.

Item 27.  Indemnification.

Reference is made to Article IV,Sections 4.2 and 4.3 of Registrant's Declaration of Trust with respect to indemnification of the Trustees and officers of Registrant against liabilities which may be incurred by them in such capacities.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission ("SEC"), such indemnification is against public policy as expressed in the Act, and is therefore, unenforceable. In the event that a claim for indeminfication against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, an officer or a controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Each disinterested Trustee has entered into an indemnity agreement with the Adviser whereby the Adviser indemnifies each disinterested Trustee against defense costs in connection with a civil claim which involves the Trustee by virtue of his position with the Fund.

Item 28.  Business and Other Connections of Adviser.

Smith Breeden Associates, Inc. (the "Adviser") acts as investment adviser to financial institution, insurance, pension, charitable foundation clients and other registered investment companies. For a description of the officers and directors of the Adviser and their business affiliations, see "Management of the Funds" in the Prospectus contained within this Registration
Statement.

Item 29.    Principal Underwriters

(a) FPS Broker Services, Inc., located at 3200 Horizon
Drive, P.O. Box 61503, King of Prussia, Pennsylvania
19406-0903, is the principal underwriter.  FPS Broker
Services also serves as the Principal Underwriter for the following entities:

	   The Govett Funds, Inc.
	Bjurman Funds
	Farrell ALpha Strategies
	Focus Trust, Inc.
	IAA Trust Growth Fund, Inc.
	IAA Trust Asset Allocation Fund, Inc.
	IAA Trust Tax Exempt Bond Fund, Inc.
	IAA Trust Taxable Fixed Income Series
		Fund, Inc.
	Matthews International Funds
	MCM Funds
	Metropolitan West Funds
	Polynous Trust
	Sage/TSO Trust
	Smith Breeden Series Fund
	Smith Breeden Trust
	The Stratton Funds, Inc.
	Stratton Growth Fund, Inc.
	Stratton Monthly Dividend Shares,Inc.
	Trainer Wortham First Mutual Funds

 (b) The table below sets forth certain information as to the Underwriter's Directors, Officers and Control Persons:

NAME AND PRINCIPAL  POSITION AND OFFICES    POSITION
BUSINESS ADDRESS      WITH UNDERWRITER     AND OFFICES
                                              WITH
					   REGISTRANT


Kenneth J. Kempf       Director                None
3200 Horizon Drive     and President
P.O. Box 61503
King of Prussia, PA
19406-0903

Lynne M. Cannon        Vice President          None
3200 Horizon Drive     and Principal
P.O. Box 61503
King of Prussia, PA
19406-0903

Rocco C. Cavalieri     Director	               None
3200 Horizon Drive     and Vice President
P.O Box 61503
King of Prussia, PA
19406-0903

Gerald J. Holland      Director, Senior        None
3200 Horizon Drive     Vice President
P.O. Box 61503         and Principal
King of Prussia, PA
19406-0903

Joseph M. O'Donnell    Director  	       None
3200 Horizon Drive     and Vice President
P.O. Box 61503
King of Prussia, PA
19406-0903

Sandra L. Adams        Assistant	       None
3200 Horizon Drive     Vice President
P.O. Box 61503         and Principal
King of Prussia, PA
19406-0903

John H. Leven           Treasurer              None
3200 Horizon Drive
P.O. Box 61503
King of Prussia, PA
19406-0903

Mary P. Efstration      Secretary              None
3200 Horizon Drive
P.O. Box 61503
King of Prussia, PA
19406-0903

Bruno DiStefano         Principal              None
3200 Horizon Drive
P.O. Box 61503
King of Prussia, PA
19406-0903


James W. Stratton may be considered a control person of the Underwriter due to his direct or indirect ownership of FPS Services, Inc., the parent of the Underwriter.

c)    Not Applicable.

Item 30.  Locations of Accounts and Records.

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company
Act of 1940 and the Rules thereunder will be kept by the Registrant at the following offices:

     (1) FPS Services, Inc., 3200 Horizon Drive,
	P. O. Box 61503, King of Prussia,
	Pennsylvania  19406-0903
     (2) Smith Breeden Associates, Inc., 100 Europa
	Drive, Suite 200, Chapel Hill, NC 27514

Item 31.  Management Services.

    There are no management-related service contracts not discussed in Part A or Part B.

Item 32.  Undertakings.

(a) The Registrant previously has undertaken to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee or trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in accordance with the requirements of
Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

(b) The registrant hereby undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

      SIGNATURES


     Pursuant to the requirements of the Securities
Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chapel Hill, the State of North Carolina, on the 6th day of October, 1997.


              SMITH BREEDEN TRUST



                             By
                                   Michael J. Giarla
                                       President



    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE             TITLE               DATE



Michael J. Giarla      President,    October 6, 1997
                       Trustee

Douglas T. Breeden*    Trustee       October 6, 1997


Stephen M. Schaefer*   Trustee       October 6, 1997



Myron S. Scholes*      Trustee       October 6, 1997


William F. Sharpe*     Trustee       October 6, 1997


Marianthe S. Mewkill   Principal     October 6. 1997
			                    Financial
                      and Accounting
			                      Officer
* By:
     Marianthe S. Mewkill
*Attorney-in-Fact pursuant to power-of-attorney filed
previously.